Phoenix Funds

Phoenix Multi-Portfolio
Fund
Annual Report
November 30, 1995

Tax-Exempt Bond Portfolio
Capital Appreciation Portfolio
International Portfolio
Real Estate Securities Portfolio
Emerging Markets Bond Portfolio

[photo of different bills (money)]

[Phoenix Duff & Phelps logo]

Phoenix Multi-Portfolio Fund
P.O. Box 2200
Enfield, CT 06083-2200

[Phoenix Duff & Phelps logo]

    Bulk Rate Mail
     U.S. Postage
         PAID
    Springfield, MA
    Permit No. 444

PDP 490 (1/96)

PHOENIX TAX-EXEMPT BOND PORTFOLIO

MARKET AND PORTFOLIO REVIEW

Fund Description

   Phoenix Tax-Exempt Bond Portfolio invests in high quality municipal securities and seeks to maximize both tax-exempt yield and after-tax total return. The Fund is well-diversified geographically and stresses regions of the country with the most promising economic prospects.

Investment Environment

   Over the past year, the tax-exempt bond market has seen a much improved investment climate. Interest rates have fallen dramatically thus far in 1995, causing municipal bond prices to rebound significantly from 1994 levels. Supply continued to decline sharply, with issuance in the municipal sector down 12% during this twelve-month reporting period. Finally, while the Orange County debacle has not been completely resolved, it has begun to diminish in terms of market focus.

Portfolio Review

   The Fund turned in a strong performance over this reporting period. For the twelve months ended November 30, 1995, Class A shares provided a total return of 19.87% and Class B shares returned 19.07%. These results compare favorably with the Lehman Brothers Municipal Bond Index, which returned 18.90% in the same period. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   Two factors contributed to the Fund's strong results. First, we continued to stress higher credit quality, and "AAA" rated issues have been the top performers to date in 1995. As of November 30, 1995, nearly 50% of the portfolio's assets were rated "AA" or higher by Moody's and/or Standard & Poor's. Second, our focus on call-protected issues has been a winning strategy as long-term interest rates continued their decline.

Outlook

   Overall, our outlook is positive. We believe demand for municipal bonds should remain strong, reflecting their attractive historical valuations relative to taxable securities and inflation. The municipal/Treasury ratio was 93.5% as of November 30, 1995, significantly above its historical average of 86%. As previously mentioned, the tax-exempt market should also benefit as the supply of new issues continues to decline. Finally, while current talk of tax reform has put some pressure on the municipal market, we believe significant tax reform is unlikely before 1997, if at all.

   Nationally, the economy continues to improve but growth rates vary by region. The Fund is currently emphasizing the midwest, southeast, and mid-atlantic regions, which are still showing the best mix of economic and fiscal health. Since many states and municipalities continue to experience fiscal problems, credit selection remains a key factor for success in the months ahead. Moving forward, we will continue to emphasize high grade, liquid issues, and in particular, "AAA" rated obligations.

[typeset representation of line chart]

  Phoenix Tax-Exempt              Lehman Bros.
Bond Portfolio--Class A       Municipal Bond Index

07/15/88        9525                  10000
11/30/88        9924                  10340
11/30/89       11128                  11479
11/30/90       11850                  12362
11/30/91       12955                  13631
11/30/92       14499                  14999
11/30/93       16353                  16661
11/30/94       15118                  15785
11/30/95       18123                  18769

Average Annual Total Returns
for Periods Ending 11/30/95

                                                     From Inception    From Inception
                                                       7/15/88 to        3/16/94 to
                                   1 Year  5 Years      11/30/95          11/30/95
 --------------------------------------------------------------------------------------
Class A with 4.75% sales charge    14.21%    7.79%        8.39%               --
 --------------------------------------------------------------------------------------
Class A at net asset value         19.87%    8.85%        9.11%               --
 --------------------------------------------------------------------------------------
Class B with CDSC                  14.07%      --           --              4.28%
 --------------------------------------------------------------------------------------
Class B at net asset value         19.07%      --           --              6.53%
 --------------------------------------------------------------------------------------
Lehman Brothers
  Municipal Bond Index*            18.90%    8.71%        8.85%             6.67%
 --------------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 7/15/88 (inception of the Fund) for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 3/16/94) for Class B shares reflects the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The Lehman Brothers Municipal Bond Index is an unmanaged but commonly used measure of long-term, investment-grade, tax-exempt municipal bond total return performance. The Lehman Brothers Municipal Bond Index performance does not reflect sales charges.

Tax-Exempt Bond Portfolio

                       INVESTMENTS AT NOVEMBER 30, 1995

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)        VALUE
                                   ---------   -------   -------------
MUNICIPAL TAX-EXEMPT BONDS--97.7%
Alabama--0.7%
 Alabama Housing Finance
  Authority 6.50%, '17             Aaa((b))   $  970     $    997,490
                                                         ------------
Alaska--0.8%
 Valdez Marine Terminal
  Revenue 7%, '25                  AA-         1,125       1,220,985
                                                         ------------
Arizona--0.7%
 Pima County 6.75%, '15            AAA           540         587,763
 Pima County Prerefunded
  6.75%, '15                       AAA           460         517,707
                                                         ------------
                                                           1,105,470
                                                         ------------
Arkansas--1.6%
 Drew County 7.90%, '11            Aaa((b))      482         524,860
 Jacksonville Housing
  7.90%, '11                       Aaa((b))      695         765,043
 Lonoke County Residential
  Housing 7.90%, '11               Aaa((b))      670         740,747
 Stuttgart Revenue 7.90%, '11      Aaa((b))      329         352,240
                                                         ------------
                                                           2,382,890
                                                         ------------
California--5.2%
 California HFA Mortgage 7.75%,
  '17                              A+            335         352,829
 Pittsburg Redevelopment
  Series A 4.625%, '21             AAA         1,650       1,444,410
 University of California
  Series C 5.125%, '18 (d)         AAA         6,330       6,071,103
                                                         ------------
                                                           7,868,342
                                                         ------------
Colorado--3.3%
 Arapahoe County Hwy Revenue
  6.90%, '15                       Baa((b))    2,500       2,691,825
 Colorado HFA Home Mortgage
  6%, '19 (d)                      AA          2,280       2,256,926
                                                         ------------
                                                           4,948,751
                                                         ------------
Florida--5.2%
 Florida State Board of
  Education 5.30%, '14             AA          1,500       1,475,370
 Florida State Board of
  Education Capital Outlay
  5.125%, '22                      AA          1,040         984,714
 Florida State Div. Bd. Revenue
  2000-A 4.90%, '13                AAA         3,000       2,794,440
 Martin County Ind.
  Cogeneration 7.875%, '25         BBB-        1,500       1,713,315
 Reedy Creek Utility Series 1
  5%, '14                          AAA         1,000         956,220
                                                         ------------
                                                           7,924,059
                                                         ------------
Georgia--2.8%
 Fulton County Water and Sewer
  6.375%, '14                      AAA         1,000       1,127,730

Georgia--continued
 Fulton de Kalb Hospital 5.50%,
  '07                              AAA        $1,000     $ 1,034,830
 Georgia Electric Authority
  Series Z 5.50%, '20 (d)          AAA         2,000       2,021,460
                                                         ------------
                                                           4,184,020
                                                         ------------
Illinois--8.6%
 Chicago Board of Education
  6%, '20                          AAA           500         527,035
 Chicago O'Hare International
  Airport 8.85%, '18               BB            910       1,028,537
 Chicago O'Hare International
  Airport Series C Revenue
  5%, '18 (d)                      AAA         2,200       2,070,926
 Chicago PCR (Peoples Light &
  Gas) 7.50%, '15                  AA-         1,000       1,116,190
 Chicago Water Revenue 6%, '19     A+          1,375       1,393,191
 Du Page Water 5.25%, '14          AA          1,000         974,380
 Illinois Development Finance
  Authority 7.60%, '13             AA          2,000       2,253,160
 Illinois Health Facilities
  Authority 7%, '08                AAA         1,100       1,278,090
 Illinois Housing Development
  Authority Residual Series A
  7%, '17                          A+            855         885,994
 Metro Pier & Exposition
  0%, '07 (c)                      AAA         1,500       1,467,915
                                                         ------------
                                                          12,995,418
                                                         ------------
Indiana--2.9%
 Indianapolis Public Imp. 0%,
  '03                              A           2,500       1,778,225
 Indianapolis Public Imp. 0%,
  '05                              A           1,765       1,104,855
 Petersburg PC (Indianapolis
  Power & Light) 9.625%, '12       AA          1,500       1,530,000
                                                         ------------
                                                           4,413,080
                                                         ------------
Kentucky--2.4%
 Greater Kentucky Housing
  Assistance 7.125%, '24           AAA         1,000       1,055,020
 Kentucky Turnpike Authority
  0%, '10                          AAA         3,300       1,548,558
 Perry County Solid Waste
  Disposal Revenue 7%, '24         NR          1,000       1,032,010
                                                         ------------
                                                           3,635,588
                                                         ------------
Louisiana--2.3%
 Louisiana Housing Finance
  Agency 6.55%, '26                Aaa((b))    1,000      1,026,770
 St. Charles Parish Revenue
  7.50%, '21 (d)                   AAA         1,250      1,392,237
 St. Charles Parish Waste
  Disposal Series A 7%, '22        AAA           500        541,955
 St. Mary Public Authority
  7.625%, '12                      Aaa((b))      211        229,743

                  See Notes to Financial Statements

                                                                               3

Tax-Exempt Bond Portfolio

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)        VALUE
                                   ---------   -------   -------------
Louisiana--continued
 St. Tammany Public Authority
  7%, '02                          Aaa((b))   $  208     $   220,853
                                                         ------------
                                                           3,411,558
                                                         ------------
Maryland--0.4%
 Baltimore General Obligation
  7%, '09                          AAA           500         596,170
                                                         ------------
Massachusetts--6.4%
 Massachusetts Bay
  Transportation Authority
  5.80%, '11                       A+          2,000       2,083,520
 Massachusetts Bay
  Transportation Authority
  Series B 6.20%, '16              A+          1,000       1,089,950
 Massachusetts Indl. Fin.
  Agency 0%, '05                   A-          1,100         656,832
 Massachusetts Port Authority
  6%, '13                          AA-           650         678,008
 Massachusetts State Health &
  Education Revenue 3.10%,
  '13 (c)                          AAA         6,000       5,159,400
                                                         ------------
                                                           9,667,710
                                                         ------------
Michigan--2.3%
 Monroe County Pollution
  Control 10.50%, '16              BBB           500         515,000
 Western Townships Sewage
  Authority 8.20%, '18             BBB+        1,500       1,665,360
 Western Townships Sewage
  Authority 6.50%, '19             AAA         1,200       1,258,164
                                                         ------------
                                                           3,438,524
                                                         ------------
Mississippi--1.1%
 Lowndes County Waste Disposal
  6.80%, '22                       A           1,450       1,691,005
                                                         ------------
Nebraska--1.1%
 Nebraska Higher Education
  6.70%, '02                       A           1,500       1,624,845
                                                         ------------
Nevada--0.9%
 Clark County School District
  Series A 0%, '03                 AAA         2,000       1,408,780
                                                         ------------
New Jersey--1.6%
 Atlantic City Improvement
  Authority 8.875%, '10            NR          1,000       1,137,360
 Camden County Municipal
  Utility 0%, '11                  AAA         3,000       1,275,390
                                                         ------------
                                                           2,412,750
                                                         ------------
New York--5.0%
 Erie County Water Authority
  0%, '17                          AAA           550         113,669
 New York City Indl. Dev.
  Agency 6%, '15                   A           1,000       1,004,700

New York--continued
 New York City University
  Dormitory 6.375%, '08            BBB        $1,000     $ 1,047,550
 Niagara Falls 5.25%, '15          AAA         1,500       1,483,425
 Triborough Bridge & Tunnel
  6.625%, '12                      A+            750         858,277
 Triborough Bridge & Tunnel
  4.75%, '14                       A+          2,250       2,096,888
 Triborough Bridge & Tunnel
  5%, '15                          A+          1,000         953,730
                                                         ------------
                                                           7,558,239
                                                         ------------
North Carolina--1.0%
 North Carolina Municipal Power
  6%, '09                          AAA         1,385       1,488,723
                                                         ------------
Pennsylvania--16.4%
 Pennsylvania Economic
  Development 9.25%, '22           NR          6,000       6,285,480
 Pennsylvania Economic
  Development Series D 7.05%,
  '10                              BBB-        5,000       5,343,050
 Pennsylvania Finance Authority
  6.60%, '09                       A           4,000       4,358,600
 Pennsylvania Financial
  Development 6.75%, '07           NR          3,000       3,081,870
 Pennsylvania Financial
  Development 6.40%, '09           NR          5,000       4,956,600
 Pittsburgh G.O. Series C
  0%, '04                          AAA         1,025         667,285
                                                         ------------
                                                          24,692,885
                                                         ------------
South Carolina--3.0%
 Piedmont Municipal Power
  Agency 7.25%, '22                BBB         3,000       3,065,280
 South Carolina Public Service
  Authority 6%, '31                A+          1,500       1,512,855
                                                         ------------
                                                           4,578,135
                                                         ------------
Texas--6.7%
 Alliance Airport Authority 7%,
  '11                              BB+         1,100       1,209,329
 Austin Convention Center
  8.25%, '14                       A             995       1,155,742
 Brazos River Authority 7.75%,
  '15                              A             750         819,953
 Brazos River Authority 7.625%,
  '19                              A           1,000       1,102,650
 Colorado River Water District
  8.25%, '15                       A             540         632,761
 Harris County Toll Road
  Multimode 8.125%, '17            AAA           700         778,799
 San Antonio Electric & Gas 5%,
  '12                              AA          2,000       1,945,460
 Texas State Technical College
  6.25%, '09                       AAA         1,250      1,391,100
 Texas Water Resources Finance
  Agency 7.625%, '08               A           1,000      1,097,330
                                                         ------------
                                                         10,133,124
                                                         ------------

                  See Notes to Financial Statements

4

Tax-Exempt Bond Portfolio

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)        VALUE
                                   ---------   -------   -------------
Utah--1.6%
 Intermountain Power Agency
  Series B 7%, '21                 AA         $1,250    $  1,351,325
 Intermountain Power Agency
  Series B 7.50%, '21              AA          1,000       1,079,220
                                                         ------------
                                                           2,430,545
                                                         ------------
Virginia--2.8%
 Pittsylvania County Revenue
  Series A 7.30%, '04              NR          1,000       1,069,740
 Pittsylvania County Revenue
  Series A 7.45%, '09              NR          3,000       3,214,770
                                                         ------------
                                                           4,284,510
                                                         ------------
Washington--2.1%
 Walla Walla Waste Recycling
  Revenue 9.125%, '26              NR          2,000       2,087,980
 Washington State General
  Obligation 4.875%, '02           AA          1,000       1,023,980
                                                         ------------
                                                           3,111,960
                                                         ------------
West Virginia--2.0%
 Upshur Solid Waste Revenue 7%,
  '25                              NR          2,000       2,058,980
 West Virginia Housing
  Development Fund 6.625%, '20     AA          1,000       1,000,350
                                                         ------------
                                                           3,059,330
                                                         ------------
Wisconsin--1.8%
 Wisconsin Clean Water Revenue
  6.875%, '11 (d)                  AA            750         879,735
 Wisconsin Housing &
  Development Authority 7.375%,
  '17                              AA            395         404,527
 Wisconsin Housing &
  Development Authority
  Series A 6.85%, '12 (d)          A           1,300       1,362,309
                                                         ------------
                                                           2,646,571
                                                         ------------
Wyoming--0.5%
 Wyoming Community Development
  Authority
  7.875%, '18                      AA         $  710    $    746,402
                                                         ------------
Other Territories--4.5%
 Guam Airport Authority 6.60%,
  '10                              BBB         1,000       1,012,320
 Puerto Rico Commonwealth
  Aqueduct & Sewer
  7.875%, '17                      BBB           500         554,620
 Puerto Rico Commonwealth
  Highway Revenue Series V
  6.625%, '12                      A           2,400       2,580,312
 Puerto Rico Electric Power
  Authority 5.90%, '06             A-          1,160       1,234,994
 Puerto Rico Public Buildings
  5.75%, '16                       A           1,400       1,408,414
                                                         ------------
                                                           6,790,660
                                                         ------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
 (Identified cost $137,886,626)                          147,448,519
                                                         ------------
TOTAL INVESTMENTS--97.7%
 (Identified cost $137,886,626)                          147,448,519(a)
 Cash and receivables, less liabilities--2.3%              3,514,701
                                                         ------------
NET ASSETS--100.0%                                      $150,963,220
                                                         ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,678,128 and gross depreciation of $1,005,020 for income tax purposes. At November 30, 1995, the aggregate cost of securities for federal income tax purposes was $137,775,411.
(b) Moody's rating.
(c) Variable or step coupon bond; interest rate reflects the rate currently in effect.
(d) Segregated as collateral for futures contracts. At November 30, 1995, these securities amounted to $16,054,696 or 10.6% of net assets.

                      See Notes to Financial Statements

Tax-Exempt Bond Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

Assets
Investment securities at value
  (Identified cost $137,886,626)                          $147,448,519
Receivables
 Investment securities sold                                  3,170,785
 Interest                                                    2,923,000
 Fund shares sold                                               30,742
                                                           ------------
  Total assets                                             153,573,046
                                                           ------------

Liabilities
Payables
 Custodian                                                   2,067,511
 Dividend distributions                                        140,684
 Fund shares repurchased                                       125,196
 Variation margin for futures contracts                        108,906
 Investment advisory fee                                        55,401
 Distribution fee                                               32,576
 Transfer agent fee                                             24,091
 Trustees' fee                                                   4,100
 Financial agent fee                                             3,694
Accrued expenses                                                47,667
                                                           ------------
  Total liabilities                                          2,609,826
                                                           ------------
Net Assets                                                $150,963,220
                                                           ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest          $141,532,201
Distributions in excess of net investment income              (130,874)
Accumulated net realized gain                                  108,906
Net unrealized appreciation                                  9,452,987
                                                           ------------
Net Assets                                                $150,963,220
                                                           ============

Class A
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $147,821,476)                                             12,969,316

Net asset value per share                                       $11.40
Offering price per share
  $11.40/(1-4.75%)                                              $11.97

Class B
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $3,141,744)                                                  274,667

Net asset value and offering price per share                     $11.44

                           STATEMENT OF OPERATIONS
                         YEAR ENDED NOVEMBER 30, 1995

Investment Income
Interest                                     $ 9,842,420
                                              ----------
   Total investment income                     9,842,420
                                              ----------

Expenses
Investment advisory fee                          669,273
Distribution fee--Class A                        366,535
Distribution fee--Class B                         21,135
Financial agent fee                               44,618
Transfer agent                                   191,954
Printing                                          39,334
Registration                                      37,424
Professional                                      36,848
Custodian                                         20,795
Trustees                                          17,488
Miscellaneous                                     15,162
                                              ----------
   Total expenses                              1,460,566
                                              ----------
Net investment income                          8,381,854
                                              ----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                  763,744
Net realized loss on futures contracts          (305,863)
Net unrealized appreciation on
  investments                                 18,057,793
                                              ----------

Net gain on investments                       18,515,674
                                              ----------
Net increase in net assets resulting from
  operations                                 $26,897,528
                                              ==========

                        See Notes to Financial Statements

Tax-Exempt Bond Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year                Year
                                                                             Ended               Ended
                                                                       November 30, 1995   November 30, 1994
                                                                       -----------------  ------------------
From Operations
 Net investment income                                                   $  8,381,854        $  9,043,251
 Net realized gain                                                            457,881             761,335
 Net unrealized appreciation (depreciation)                                18,057,793         (21,990,258)
                                                                         ---------------     ----------------
 Increase (decrease) in net assets resulting from operations               26,897,528         (12,185,672)
                                                                         ---------------     ----------------
From Distributions to Shareholders
 Net investment income--Class A                                            (8,208,943)         (9,567,249)
 Net investment income--Class B                                               (99,894)            (25,546)
 Distributions in excess of net investment income--Class A                    (45,855)                 --
 Distributions in excess of net investment income--Class B                       (558)                 --
 Net realized gains--Class A                                                 (482,063)                 --
 Net realized gains--Class B                                                   (4,381)                 --
                                                                         ---------------     ----------------
 Decrease in net assets from distributions to shareholders                 (8,841,694)         (9,592,795)
                                                                         ---------------     ----------------
From Share Transactions
Class A
 Proceeds from sales of shares (2,629,097 and 2,018,969 shares,
  respectively)                                                            29,051,453          22,461,848
 Net asset value of shares issued from reinvestment of distributions
  (460,362 and 509,004 shares, respectively)                                4,987,475           5,572,067
 Cost of shares repurchased (4,162,067 and 3,280,044 shares,
  respectively)                                                           (45,663,425)        (35,987,636)
                                                                         ---------------     ----------------
   Total                                                                  (11,624,497)         (7,953,721)
                                                                         ---------------     ----------------
Class B
 Proceeds from sales of shares (166,058 and 111,801 shares,
  respectively)                                                             1,813,528           1,214,042
 Net asset value of shares issued from reinvestment of distributions
  (5,729 and 1,531, respectively)                                              62,670              16,245
 Cost of shares repurchased (10,452 and 0 shares, respectively)              (114,346)                 --
                                                                         ---------------     ----------------
   Total                                                                    1,761,852           1,230,287
                                                                         ---------------     ----------------
 Decrease in net assets from share transactions                            (9,862,645)         (6,723,434)
                                                                         ---------------     ----------------
 Net increase (decrease) in net assets                                      8,193,189         (28,501,901)
Net Assets
 Beginning of period                                                      142,770,031         171,271,932
                                                                         ---------------     ----------------
 End of period (including distributions in excess of net investment
  income of ($130,874) and ($25,574), respectively)                      $150,963,220        $142,770,031
                                                                         ===============     ================

                      See Notes to Financial Statements

Tax-Exempt Bond Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                          Class A
                                                -----------------------------------------------------------
                                                                  Year Ended November 30,
                                                  1995       1994        1993         1992          1991
                                                --------    --------   ----------   ----------   -----------
Net asset value, beginning of period             $10.09     $11.58      $11.10       $10.66        $10.37
Income from investment operations
 Net investment income                             0.61       0.65        0.60((1))    0.66((1))     0.65((1))
 Net realized and unrealized gain (loss)           1.34      (1.49)       0.76         0.57          0.29
                                                 -------    -------    ---------    ---------    ----------
  Total from investment operations                 1.95      (0.84)       1.36         1.23          0.94
                                                 -------    -------    ---------    ---------    ----------
Less distributions
 Dividends from net investment income             (0.61)     (0.65)      (0.60)       (0.66)        (0.65)
 Dividends from net realized gains                (0.03)        --       (0.28)       (0.13)           --
                                                 -------    -------    ---------    ---------    ----------
  Total distributions                             (0.64)     (0.65)      (0.88)       (0.79)        (0.65)
                                                 -------    -------    ---------    ---------    ----------
Change in net asset value                          1.31      (1.49)       0.48         0.44          0.29
                                                 -------    -------    ---------    ---------    ----------
Net asset value, end of period                   $11.40     $10.09      $11.58       $11.10        $10.66
                                                 =======    =======    =========    =========    ==========
Total return((2))                                 19.87%     -7.55%      12.79%       11.92%         9.32%
Ratios/supplemental data:
Net assets, end of period (thousands)          $147,821   $141,623    $171,272      $35,625       $27,093
Ratio to average net assets of:
 Operating expenses                                0.97%      0.96%       0.75%        0.78%         0.94%
 Net investment income                             5.65%      5.65%       5.33%        5.92%         6.17%
Portfolio turnover                                   25%        54%         62%         145%           99%

                                                         Class B
                                                --------------------------
                                                    Year         From
                                                   Ended       Inception
                                               November 30,     3/16/94
                                                   1995       to 11/30/94
                                                -----------   ------------
Net asset value, beginning of period              $10.12         $11.21
Income from investment operations
 Net investment income                              0.53           0.39
 Net realized and unrealized gain (loss)            1.35          (1.09)
                                                  ---------    -----------
  Total from investment operations                  1.88          (0.70)
                                                  ---------    -----------
Less distributions
 Dividends from net investment income              (0.53)         (0.39)
 Dividends from net realized gains                 (0.03)            --
                                                  ---------    -----------
  Total distributions                              (0.56)         (0.39)
                                                  ---------    -----------
Change in net asset value                           1.32          (1.09)
                                                  ---------    -----------
Net asset value, end of period                    $11.44         $10.12
                                                  =========    ===========
Total return((2))                                  19.07%         -6.42%((4))
Ratios/supplemental data:
Net assets, end of period (thousands)             $3,142         $1,147
Ratio to average net assets of:
 Operating expenses                                 1.72%          1.54%((3))
 Net investment income                              4.90%          5.07%((3))
Portfolio turnover                                    25%            54%

((1)) Includes reimbursement of operating expenses by investment adviser of $0.03, $0.04 and $0.02, respectively.

((2)) Maximum sales charges are not reflected in the total return calculation.

((3)) Annualized

((4)) Not annualized

PHOENIX CAPITAL APPRECIATION PORTFOLIO

Fund Description

   Phoenix Capital Appreciation Portfolio invests primarily in the common stocks of companies with the potential to provide long-term appreciation of capital.

Investment Environment

   Over the second half of this fiscal reporting period, the stock market has continued its strong ascent aided by a favorable interest-rate climate and solid earnings results. However, with the outlook for economic growth in 1996 less clear, future market advances may be more challenging.

Portfolio Review

   Phoenix Capital Appreciation Portfolio provided solid absolute returns over this reporting period, but trailed the broad market. For the twelve months ended November 30, 1995, Class A shares provided a total return of 27.87% and Class B shares returned 26.92%. During the same period, the Standard & Poor's 500 Composite Stock Index returned 37.00%. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   Technology stocks, which have been a focal point for investors, led to mixed results for the Fund. Although holdings in computer networking and on-line access firms have performed well, other technology issues, notably semiconductors, have hurt performance in recent months. As a result, technology holdings have been reduced modestly. While we continue to believe that technology is an attractive long-term area, it will also continue to be a volatile investment sector. Financial stocks continued to perform well over this reporting period, and the Fund benefited from solid performance from several insurance and brokerage holdings. Underweighting in banks, however, held performance back. Health care and medical technology holdings were strong contributors to the Fund, but under-exposure to the larger drug stocks and other large cap consumer staple names has hurt performance in recent months.

Outlook

   In general, the Fund has been moderately repositioned toward more mid capitalization issues since our last report to you. This step was taken to focus the Fund on more rapidly growing entities that we believe will be able to deliver strong earnings results in an environment of slowing overall corporate earnings growth.

   Going forward, we expect market gains to be more difficult and more selective. We will continue to seek high quality growth opportunities in the market and are optimistic that our current strategy will increase the potential for attractive long-term returns.

Capital Appreciation Portfolio

[typeset representation of line chart]

               Phoenix Capital
            Appreciation Portfolio--
                  Class A                    S&P 500*

11/01/89            9525                      10000
11/30/89            9800                      10206
11/30/90           11491                       9841
11/30/91           16178                      11848
11/30/92           18838                      14034
11/30/93           20522                      15450
11/30/94           20733                      15617
11/30/95           26512                      21395

Average Annual Total Returns
for Periods Ending 11/30/95

                                                       From Inception     From Inception
                                                         11/1/89 to         7/18/94 to
                                     1 Year   5 Years     11/30/95           11/30/95
 ----------------------------------------------------------------------------------------
Class A with 4.75% sales charge       21.79%  17.01%        17.39%               --
 ----------------------------------------------------------------------------------------
Class A at net asset value            27.87%  18.16%        18.34%               --
 ----------------------------------------------------------------------------------------
Class B with CDSC                     21.92%     --            --             17.69%
 ----------------------------------------------------------------------------------------
Class B at net asset value            26.92%     --            --             20.43%
 ----------------------------------------------------------------------------------------
S&P 500 Stock Index*                  37.00%  16.80%        13.32%            27.81%
 ----------------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 11/1/89 (inception of the Fund) for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 7/18/94) for Class B shares reflects the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Stock Index is an unmanaged but commonly used measure of stock return performance. The S&P 500's performance does not reflect sales charges.

Capital Appreciation Portfolio

                       INVESTMENTS AT NOVEMBER 30, 1995

                                          SHARES        VALUE
                                          -------   --------------
COMMON STOCKS--81.4%
Aerospace & Defense--2.3%
 Boeing Company                           155,000    $11,295,625
                                                     -------------
Airlines--1.1%
 AMR Corp.                                 70,000      5,363,750
                                                     -------------
Banks--1.9%
 Chase Manhattan Corp.                    155,000      9,435,625
                                                     -------------
Chemicals--1.7%
 Monsanto Co.                              75,000      8,587,500
                                                     -------------
Chemicals--Specialty--1.6%
 Arcadian Corp. (b)                       377,500      7,833,125
                                                     -------------
Computer Software & Services--7.7%
 Adobe Systems, Inc.                      120,000      8,115,000
 America Online, Inc. (b)                 120,000      4,905,000
 Cheyenne Software, Inc. (b)              201,500      4,684,875
 Quarterdeck Corp. (b)                     60,000      1,920,000
 Sybase, Inc. (b)                         175,000      6,146,875
 Symantec Corp. (b)                       275,000      7,287,500
 UUNET Technologies, Inc. (b)              69,500      5,525,250
                                                     -------------
                                                      38,584,500
                                                     -------------
Diversified Financial Services--5.9%
 Dean Witter Discover & Co.               180,000      9,180,000
 Morgan Stanley Group, Inc.                95,000      8,193,750
 Travelers Group, Inc. (b)                205,000     12,197,500
                                                     -------------
                                                      29,571,250
                                                     -------------
Electronics--2.5%
 ESS Technology (b)                         5,000        165,000
 Intel Corp.                              101,500      6,178,812
 Oak Technology, Inc. (b)                 127,000      5,969,000
                                                     -------------
                                                      12,312,812
                                                     -------------
Entertainment, Leisure & Gaming--4.8%
 Tele-Communications Liberty Media
  Gr-A (b)                                 71,250      1,995,000
 Viacom, Inc. Class B (b)                 285,000     13,751,250
 Walt Disney Co.                          140,000      8,417,500
                                                     -------------
                                                      24,163,750
                                                     -------------
Healthcare--Drugs 4.0%
 Amgen, Inc. (b)                          175,000      8,684,375
 Biogen, Inc. (b)                         115,000      6,267,500
 Cephalon, Inc. (b)                       140,000      3,885,000
 Genzyme Corp. (b)                         20,000      1,305,000
                                                     -------------
                                                      20,141,875
                                                     -------------
Hospital Management & Services--3.3%
 Oxford Health Plans, Inc. (b)             75,000      5,625,000
 PhyCor, Inc. (b)                         116,250      5,202,188
 US Healthcare, Inc.                      120,000      5,460,000
                                                     -------------
                                                      16,287,188
                                                     -------------
Insurance--4.8%
 Aetna Life & Casualty Co.                200,000     14,675,000
 Cigna Corp.                               85,000      9,350,000
                                                     -------------
                                                      24,025,000
                                                     -------------
Lodging & Restaurants--1.5%
 Outback Steakhouse, Inc. (b)             205,000    $ 7,482,500
                                                     -------------
Machinery--3.1%
 Case Corp.                               160,000      6,680,000
 Deere & Co.                              270,000      8,876,250
                                                     -------------
                                                      15,556,250
                                                     -------------
Medical Products & Supplies--4.3%
 Boston Scientific Corp. (b)              130,000      5,265,000
 Guidant Corp.                            219,000      8,185,125
 IDEXX Laboratories, Inc. (b)             100,000      4,450,000
 Medtronic, Inc.                           60,000      3,292,500
                                                     -------------
                                                      21,192,625
                                                     -------------
Miscellaneous--1.1%
 CUC International, Inc.                  150,000      5,700,000
                                                     -------------
Natural Gas--1.6%
 Apache Corp.                             302,700      8,059,387
                                                     -------------
Office & Business Equipment--1.0%
 Sun Microsystems, Inc. (b)                60,000      5,047,500
                                                     -------------
Oil Service & Equipment--1.5%
 BJ Services Co. (b)                      295,000      7,264,375
                                                     -------------

Publishing, Broadcasting, Printing & Cable--2.2%
 Evergreen Media Corp. Class A (b)        225,000      5,456,250
 Tele-Communications TCI (b)              285,000      5,272,500
                                                     -------------
                                                      10,728,750
                                                     -------------
Rails--0.9%
 Burlington Northern, Inc.                 53,000      4,273,125
                                                     -------------
Retail--3.2%
 Corporate Express (b)                    310,000      8,292,500
 Federated Department Stores, Inc. (b)    200,000      5,825,000
 Office Depot, Inc. (b)                    82,400      2,018,800
                                                     -------------
                                                      16,136,300
                                                     -------------
Telecommunications Equipment--13.5%
 3Com Corp. (b)                           225,000     10,293,750
 Bay Networks, Inc. (b)                   287,500     12,937,500
 FORE Systems, Inc. (b)                    20,000      1,165,000
 Glenayre Technologies, Inc. (b)          116,250      6,655,312
 Madge Networks N.V. (b)                   75,000      3,379,688
 MFS Communications, Inc. (b)             150,000      6,825,000

Mobilemedia Corp. (b)                    350,000      9,056,250
 Newbridge Networks Corp. (b)             200,000      8,525,000
 Stratacom, Inc. (b)                      115,000      8,625,000
                                                     -------------
                                                      67,462,500
                                                     -------------
Utility--Telephone--5.9%
 MCI Communications Corp.                 370,000      9,897,500
 Paging Network, Inc. (b)                 550,000     12,237,500
 Worldcom, Inc. (b)                       225,000      7,312,500
                                                     -------------
                                                      29,447,500
                                                     -------------
TOTAL COMMON STOCKS
 (Identified cost $354,091,260)                      405,952,812
                                                     -------------

                      See Notes to Financial Statements

Capital Appreciation Portfolio

                                            SHARES        VALUE
                                           ---------   -----------
FOREIGN COMMON STOCKS--7.3%
Chemical--1.5%
 Potash Corp. of Saskatchewan, Inc.
  (Canada)                                   105,000  $  7,258,125
                                                        ----------
Computer Software & Services--1.1%
 Standard Applications Software
  AG-Vorzug (Germany)                         35,450     5,597,555
                                                        ----------
Healthcare--Drugs--0.9%
 Pharmacia & Upjohn, Inc. (Sweden)           125,000     4,484,375
                                                        ----------
Publishing, Broadcasting, Printing & Cable--1.4%
 News Corp. Ltd. Preference ADR
  (Australia)                                375,000     7,078,125
                                                        ----------
Telecommunications Equipment--1.4%
 Ericsson L.M. Telephone Co. Class B
  ADR (Sweden)                               290,000     6,887,500
                                                        ----------
Utility--Telephone--1.0%
 Telecom Italia Mobile-DRNC (Italy) (b)    5,200,000     5,096,000
                                                        ----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $31,935,790)                          36,401,680
                                                        ----------
TOTAL LONG-TERM INVESTMENTS--88.7%
 (Identified cost $386,027,050)                        442,354,492
                                                        ----------

                                  STANDARD
                                  & POOR'S     PAR
                                   RATING     VALUE
                                (Unaudited)   (000)        VALUE
                                  ---------   ------   -------------
SHORT-TERM OBLIGATIONS--18.2%
Commercial Paper--11.7%
 General Re Corp. 5.63%,
  12-1-95                          A-1+      $ 2,500   $  2,500,000
 Unilever Capital Corp. 5.80%,
  12-1-95                          A-1+        2,075      2,075,000
 Abbott Laboratories 5.70%,
  12-5-95                          A-1+        5,600      5,596,453
 Wal-Mart Stores 5.70%,
  12-5-95                          A-1+          365        364,769
 AT&T Corp. 5.70%, 12-8-95         A-1+        3,000      2,996,675
 Pfizer, Inc. 5.70%, 12-8-95       A-1+        6,500      6,492,796
 Philip Morris Cos. 5.72%,
  12-11-95                         A-1         4,500      4,492,850
 Wal-Mart Stores 5.70%,
  12-13-95                         A-1+        3,500      3,493,350
 H.J. Heinz Co. 5.71%,
  12-14-95                         A-1         5,825      5,812,989
 Emerson Electric Co. 5.70%,
  12-19-95                         A-1+        6,650      6,631,048
 Pfizer, Inc. 5.71%, 12-19-95      A-1+        3,395      3,385,307
 BellSouth Telecommunications,
  Inc. 5.71%, 12-20-95             A-1+        5,040      5,024,811
 TDK 5.72%, 12-20-95               A-1+        1,860      1,854,385
 H.J. Heinz Co. 5.75%,
  12-21-95                         A-1         1,365      1,360,640
 McDonalds Corp. 5.71%,
  12-21-95                         A-1+        1,075      1,071,590
 Campbell Soup Co. 5.69%,
  12-29-95                         A-1+        5,000      4,977,872
                                                        ------------
                                                         58,130,535
                                                        ------------
Federal Agency Securities--5.1%
 Federal Home Loan Banks 5.80%, 12-1-95       17,465     17,465,000
 Federal Home Loan Mortgage 5.70%,
  12-19-95                                     8,050      8,027,057
                                                        ------------
                                                         25,492,057
                                                        ------------
U.S. Treasury Bills--1.4%
 U.S. Treasury Bills 5.36%, 12-7-95            6,935      6,928,805
                                                        ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $90,551,397)                           90,551,397
                                                        ------------
TOTAL INVESTMENTS--106.9%
 (Identified cost $476,578,447)                         532,905,889(a)
 Cash and receivables, less liabilities--(6.9%)         (34,324,059)
                                                        ------------
NET ASSETS--100.0%                                     $498,581,830
                                                        ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $61,555,527 and gross depreciation of $5,228,085 for federal income tax purposes. At November 30, 1995, the aggregate cost of securities for federal income tax purposes was $476,578,447.
(b) Non-income producing.
ADR--American Depository Receipt

                      See Notes to Financial Statements

Capital Appreciation Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

Assets
Investment securities at value
  (Identified cost $476,578,447)                          $532,905,889
Cash                                                             2,027
Receivables
 Investment securities sold                                 11,994,087
 Fund shares sold                                              313,066
 Dividends and interest                                        172,046
                                                           ------------
  Total assets                                             545,387,115
                                                           ------------

Liabilities
Payables
 Investment securities purchased                            45,617,045
 Fund shares repurchased                                       550,107
 Investment advisory fee                                       303,972
 Transfer agent fee                                            140,070
 Distribution fee                                              107,859
 Financial agent fee                                            12,159
 Trustees' fee                                                   4,100
Accrued expenses                                                69,973
                                                           ------------
  Total liabilities                                         46,805,285
                                                           ------------
Net Assets                                                $498,581,830
                                                           ============

Net Assets Consist of:
Capital paid in on shares of beneficial interest          $377,573,657
Accumulated net realized gain                               64,680,731
Net unrealized appreciation                                 56,327,442
                                                           ------------
Net Assets                                                $498,581,830
                                                           ============

Class A
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $487,674,324)                                             22,135,705

Net asset value per share                                        $22.03
Offering price per share
  $22.03/(1-4.75%)                                               $23.13

Class B
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $10,907,506)                                                  499,148

Net asset value and offering price per share                     $21.85

                           STATEMENT OF OPERATIONS
                         YEAR ENDED NOVEMBER 30, 1995

Investment Income
Dividends                                            $  4,425,663
Interest                                                3,266,811
                                                      -----------
   Total investment income                              7,692,474
                                                      -----------

Expenses
Investment advisory fee                                 3,394,485
Distribution fee--Class A                               1,116,857
Distribution fee--Class B                                  58,552
Financial agent fee                                       135,779
Transfer agent                                          1,286,567
Printing                                                  182,831
Registration                                               81,780
Custodian                                                  71,372
Professional                                               68,266
Trustees                                                   18,433
Miscellaneous                                              60,997
                                                      -----------
   Total expenses                                       6,475,919
                                                      -----------
Net investment income                                   1,216,555
                                                      -----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                        67,602,546
Net realized loss on foreign currency
  transactions                                           (864,314)
Net unrealized appreciation on investments             43,684,291
                                                      -----------

Net gain on investments                               110,422,523
                                                      -----------
Net increase in net assets resulting from
  operations                                         $111,639,078
                                                      ===========

                      See Notes to Financial Statements

Capital Appreciation Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                        Year              Year
                                                                       Ended              Ended
                                                                    November 30,      November 30,
                                                                        1995              1994
                                                                   ---------------   ----------------
From Operations
 Net investment income                                             $   1,216,555      $   2,568,972
 Net realized gain                                                    66,738,232         14,113,601
 Net unrealized appreciation (depreciation)                           43,684,291        (12,913,800)
                                                                    --------------    ---------------
 Increase in net assets resulting from operations                    111,639,078          3,768,773
                                                                    --------------    ---------------
From Distributions to Shareholders
 Net investment income--Class A                                       (1,350,030)        (2,337,637)
 Net investment income--Class B                                           (5,608)                --
 Net realized gains--Class A                                         (17,010,194)       (18,023,297)
 Net realized gains--Class B                                             (73,125)                --
                                                                    --------------    ---------------
 Decrease in net assets from distributions to shareholders           (18,438,957)       (20,360,934)
                                                                    --------------    ---------------
From Share Transactions
Class A
 Proceeds from sales of shares (5,517,176 and 8,619,664 shares,
  respectively)                                                      105,808,213        159,272,884
 Net asset value of shares issued from reinvestment of
  distributions (999,234 and 1,035,428 shares, respectively)          17,312,320         18,886,223
 Cost of shares repurchased (7,668,150 and 9,145,060 shares,
  respectively)                                                     (146,988,778)      (167,859,596)
                                                                    --------------    ---------------
   Total                                                             (23,868,245)        10,299,511
                                                                    --------------    ---------------
Class B
 Proceeds from sales of shares (452,091 and 89,426 shares,
  respectively)                                                        8,748,909          1,634,651
 Net asset value of shares issued from reinvestment of
  distributions (4,305 and 0 shares, respectively)                        74,521                 --
 Cost of shares repurchased (41,778 and 4,896 shares,
  respectively)                                                         (853,309)           (89,532)
                                                                    --------------    ---------------
   Total                                                               7,970,121          1,545,119
                                                                    --------------    ---------------
 (Decrease) increase in net assets from share transactions           (15,898,124)        11,844,630
                                                                    --------------    ---------------
 Net increase (decrease) in net assets                                77,301,997         (4,747,531)
Net Assets
 Beginning of period                                                 421,279,833        426,027,364
                                                                    --------------    ---------------
 End of period (including undistributed net investment income
  of $0 and $1,218,402, respectively)                              $ 498,581,830      $ 421,279,833
                                                                    ==============    ===============

                      See Notes to Financial Statements

Capital Appreciation Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                     Class A
                                           -----------------------------------------------------------
                                                             Year Ended November 30,
                                              1995        1994        1993        1992        1991
                                            ---------   ---------   ---------   ---------   ----------
Net asset value, beginning of period         $18.03      $18.70      $17.95      $16.61      $11.95
Income from investment operations((5))
 Net investment income (loss)                  0.05((1))   0.11        0.11        0.15        0.19
 Net realized and unrealized gain              4.74        0.10        1.44        2.41        4.64
                                            --------     --------    --------    --------    ---------
  Total from investment operations             4.79        0.21        1.55        2.56        4.83
                                            --------     --------    --------    --------    ---------
Less distributions
 Dividends from net investment income         (0.06)      (0.10)      (0.13)      (0.21)      (0.17)
 Dividends from net realized gains            (0.73)      (0.78)      (0.67)      (1.01)         --
                                            --------     --------    --------    --------    ---------
  Total distributions                         (0.79)      (0.88)      (0.80)      (1.22)      (0.17)
                                            --------     --------    --------    --------    ---------
Change in net asset value                      4.00       (0.67)       0.75        1.34        4.66
                                            --------     --------    --------    --------    ---------
Net asset value, end of period               $22.03      $18.03      $18.70      $17.95      $16.61
                                            ========     ========    ========    ========    =========
Total return((2))                             27.87%       1.03%       8.94%      16.44%      40.78%
Ratios/supplemental data:
Net assets, end of period (thousands)      $487,674    $419,760    $426,027    $234,472    $119,870
Ratio to average net assets of:
 Operating expenses                            1.42%       1.36%       1.34%       1.40%       1.24%
 Net investment income (loss)                  0.28%       0.59%       0.64%       0.93%       1.94%
Portfolio turnover                              218%        227%        174%        287%        458%

                                                      Class B
                                            ----------------------------

                                               Year           From
                                               Ended        Inception
                                           November 30,    7/18/94 to
                                               1995         11/30/94
                                            ------------   -------------
Net asset value, beginning of period          $ 17.97        $17.68
Income from investment operations((5))
 Net investment income (loss)                   (0.12)((1))   (0.01)
 Net realized and unrealized gain                4.75          0.30
                                             ----------    ------------
  Total from investment operations               4.63          0.29
                                             ----------    ------------
Less distributions
 Dividends from net investment income           (0.02)           --
 Dividends from net realized gains              (0.73)           --
                                             ----------    ------------
  Total distributions                           (0.75)           --
                                             ----------    ------------
Change in net asset value                        3.88          0.29
                                             ----------    ------------
Net asset value, end of period                $ 21.85        $17.97
                                             ==========    ============
Total return((2))                               26.92%         1.64%((4))
Ratios/supplemental data:
Net assets, end of period (thousands)         $10,908        $1,519
Ratio to average net assets of:
 Operating expenses                              2.18%         2.05% ((3))
 Net investment income (loss)                   (0.58)%       (0.23)%((3))
Portfolio turnover                                218%          227%

((1)) Computed using average shares outstanding.
((2)) Maximum sales charges are not reflected in the total return calculation.
((3)) Annualized
((4)) Not annualized
((5)) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

                      See Notes to Financial Statements

PHOENIX INTERNATIONAL PORTFOLIO

Fund Description

   Phoenix International Portfolio generally invests in quality stocks with strong managements, solid growth prospects, and attractive relative valuations. We believe that earnings growth is the primary factor which drives stock prices and will place emphasis on markets and stocks where relative earnings growth is strongest. We will sell a stock that no longer looks attractive relative to the growth and valuation of its market or peer group, that has surpassed the top of its valuation range, or that has a fundamental deterioration in its business prospects. This disciplined approach allows the Fund to continually emphasize securities that will provide stronger growth over the long-term.

World Markets

   While making general upward progress, world equity markets have oscillated throughout this reporting period. This was due primarily to wide swings in the economic outlook and earnings growth expectations. Early in the year, there were worries about overheating economies, inflation and a shortage of global productive capacity. Momentum in the markets were hampered by rising interest rates but as investors' concerns eased, markets picked up again in the second quarter. By October, investors began to worry about the lack of growth: GDP in the U.S. did not greatly improve, Europe's growth slowed sharply and Japan continued to trundle along the bottom. Only in Asia, where growth was too fast, were earnings expectations met. Fears of rising interest rates, which are needed to cool these Asian economies, have kept these markets under pressure for most of the year.

   The volatility of the U.S. dollar had a significant impact on the performance results for U.S. investors. In the first six months of the fiscal year, the decline in the U.S. dollar helped U.S. investors as the Morgan Stanley Capital International EAFE Index was up 5.1% as measured in U.S. dollars but was down 4.6% as measured in local currencies. As the U.S. dollar rebounded in the second half of the fiscal year, the six month return for the EAFE Index was up only 2.4% as measured in U.S. dollars but gained 11.1% as measured in local currencies. For the twelve months ended November 30, 1995, Italy, Malaysia, Austria and Japan were among the worst performers. The best performers for this period were Switzerland, Sweden, Finland, and the Netherlands.

Portfolio Review

   For the twelve months ended November 30, 1995, Class A shares provided a total return of 4.12% and Class B shares returned 3.28%. As measured by the Morgan Stanley Capital International EAFE Index, the market gained 7.90%. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   The Fund was aided by its exposure to Japan, which was increased in July and August, after the market had bottomed and the outlook for growth and deregulation of the economy improved. Also helpful was our hedge of yen into dollars, since the yen depreciated almost 20% over the last 6 months. Other areas which contributed to performance were technology stocks in Europe, pharmaceuticals and medical technology, luxury goods, financials, media, and selected capital goods companies. Areas which hampered performance were European cyclicals, much of our exposure to southeast Asia (particularly Korea and Taiwan) and France, where turmoil in the government and its economic plans have troubled the market for many months.

Outlook

   European growth rates have been revised down for 1995 and 1996 to approximately 2% each year in GDP. Since we expect interest rates to fall further, the second half of 1996 may well be stronger. With budget deficits coming down because of spending restraint, monetary policy is the only option available to create jobs in European countries.

   In Japan, the outlook for 1996 growth has improved. A clearer statement on bank restructuring is due at the end of December, but individual banks have already taken the initiative to write off bad loans at a faster pace. This clearing of the decks, coupled with better-than-expected capital spending and a small improvement from the consumer as deflation eases, could provide the first GDP growth above 2% in 1996. This has helped the Japanese stock market considerably in recent months, and we expect further progress to be made.

   In Southeast Asia, still the fastest growing part of the world, we expect GDP growth in 1996 to be only slightly less than in 1995. However, after two years of very poor performance, we believe 1996 will see an improved market, providing governments stay the course and let their economies gently cool. We also believe that Latin America is past the worst of

International Portfolio

its recession, but still expect growth to be relatively slow in 1996 (around 3%) since trouble spots remain.

   The Fund is increasing its exposure to economically sensitive areas in the Japanese market, broadening out from the large exposure to technology which we held through most of 1995. We are adding selectively to Asia and Latin America holdings as well. In Europe, we shifted the focus from economically sensitive to growth and interest rate sensitive stocks in the fourth quarter--a focus we expect to maintain until earnings expectations catch up with reality or we see signs of renewed economic growth.

[typeset representation of line chart]

            Phoenix International     MSCI EAFE         EAFE Excluding
             Portfolio--Class A         Index               Japan

11/01/89             9525               10000               10000
11/30/89             9943               10505               10493
11/30/90             9869                8229               11220
11/30/91            10685                8946               11981
11/30/92             9626                8250               12209
11/30/93            11989               10284               15583
11/30/94            13569               11841               16977
11/30/95            14127               12776               19853

Average Annual Total Returns
for Periods Ending 11/30/95

                                                       From Inception     From Inception
                                                         11/1/89 to         7/15/94 to
                                     1 Year   5 Years     11/30/95           11/30/95
 ----------------------------------------------------------------------------------------
Class A with 4.75% sales charge       -0.83%   6.39%        5.85%                --
 ----------------------------------------------------------------------------------------
Class A at net asset value             4.12%   7.42%        6.70%                --
 ----------------------------------------------------------------------------------------
Class B with CDSC                     -1.51%     --           --              -1.53%
 ----------------------------------------------------------------------------------------
Class B at net asset value             3.28%     --           --               1.20%
 ----------------------------------------------------------------------------------------
Morgan Stanley Capital
  International EAFE Index*            7.90%   9.20%        4.11%              4.43%
 ----------------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 11/1/89 (inception of the Fund) for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 7/15/94) for Class B shares reflects the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The Morgan Stanley Capital International EAFE Index is an unmanaged but commonly used measure of foreign stock fund performance which includes net dividends reinvested. The EAFE index is an aggregate of 15 individual country indexes in Europe, Australia, New Zealand and the Far East. The index's performance does not reflect sales charges.

International Portfolio

                       INVESTMENTS AT NOVEMBER 30, 1995

                                            SHARES         VALUE
                                           ---------   -------------
COMMON STOCKS--87.6%
Argentina--0.5%
 Quilmes (Beverages)                          40,000    $    660,000
                                                        ------------
Australia--1.3%
 Australia & New Zealand Banking Group
  (Banks)                                    400,000      1,784,387
                                                        ------------
Austria--0.8%
 Austria Mikro Systeme International
  (Electronics)                                6,240      1,097,730
                                                        ------------
Chile--1.1%
 Enersis S.A. ADR (Utility-Electric)          55,000      1,409,375
                                                        ------------
Denmark--1.4%
 Danisco A/S (Mfg-Food)                       42,000      1,936,729
                                                        ------------
Finland--2.3%
 Kymmene OY (Paper & Forest Products)         45,000      1,225,987
 Valmet (Machinery)                           67,500      1,791,827
                                                        ------------
                                                          3,017,814
                                                        ------------
France--4.7%
 Carrefour Supermarche (Retail-Food)           2,300      1,272,055
 Christian Dior SA (Conglomerates)            17,600      1,700,090
 Rexel (Business & Public Service)            10,200      1,679,687
 SGS-Thomson Microelectronics NV
  (Electronics) (b)                            2,900        109,489
 SGS-Thomson Microelectronics ADR
  (Electronics) (b)                           38,700      1,441,575
                                                        ------------
                                                          6,202,896
                                                        ------------
Germany--6.9%
 Adidas AG (Textile & Apparel) (b)            37,000      1,973,914
 Fresenius (Medical Products &
  Supplies)                                    2,531      2,028,022
 Gehe AG (Health Care-Drugs)                   3,200      1,454,747
 Moebel Walther (Retail) (b)                   2,310        855,141
 Standard Applications Software AG
  Vorzug (Computer Software & Services)        8,000      1,263,216
 SGL Carbon AG (Specialty Chemical) (b)       21,600      1,523,000
                                                        ------------
                                                          9,098,040
                                                        ------------
Hong Kong--7.1%
 CDL Hotels International Ltd. (Lodging
  & Restaurants)                           1,840,000        826,622
 Cheung Kong Holdings Ltd. (Real Estate
  Development)                               200,000      1,137,671
 Dao Heng Bank Group Ltd. (Banks)            223,000        821,644
 First Pacific Co. HKD (Conglomerates)     1,550,000      1,683,236
 Guoco Group (Diversified Financial
  Services)                                  220,000      1,043,813
 HSBC Holdings PLC (Banks)                   109,000      1,606,443
 Hutchison Whampoa Ltd. (Conglomerates)      230,000      1,299,402
 New World Development
  (Real Estate Development)                  250,000      1,043,943
                                                        ------------
                                                          9,462,774
                                                        ------------
Indonesia--1.6%
 Matahari Putra Prima IDR (Retail)            83,000        153,569
 PT Astra International (Automobiles)        534,000      1,064,025
Indonesia--continued
 Wicaksana Overseas (Wholesale &
  Distribution) (b)                          360,000    $    945,916
                                                        ------------
                                                          2,163,510
                                                        ------------
Italy--1.6%
 Olivetti (Office & Business
  Equipment) (b)                             330,000        218,698
 Telecom Italia Mobile-DRNC
  (Utility-Telephone Cellular)             1,363,000      1,329,365
 Telecom Italia Mobile SPA
  (Utility-Telephone Cellular)               320,000        516,171
                                                        ------------
                                                          2,064,234
                                                        ------------
Japan--14.6%
 Daimaru, Inc. (Retail)                      120,000        791,884
 Hankyu Department Store (Retail)             55,000        731,311
 Hoya (Electronics)                           24,000        716,241
 Keyence Corp. (Electronics)                   9,000      1,108,047
 Mitsubishi Bank (Banks)                      81,000      1,771,102
 NKK Corp. (Steel/Metals & Mining) (b)       525,000      1,447,848
 Omron Corp. (Electronics)                    50,000      1,117,896
 Oriental Construction Co. (Engineering
  & Construction)                             70,000      1,509,899
 Ricoh Corp. Ltd. (Office & Business
  Equipment)                                 168,000      1,720,871
 Rohm Co. (Electronics)                       21,000      1,284,448
 Sanwa Bank (Banks)                           90,000      1,746,282
 Sega Enterprises Ltd. (Entertainment,
  Leisure & Gaming)                           18,000        975,081
 Shinko Electric Industries
  (Electronics) (b)                           17,000        699,892
 SMC Corporation (Machinery)                  24,000      1,742,145
 TDK Corporation ORD (Electronics)            16,000        813,158
 Tokyo Electron Ltd. (Electronics)            27,000      1,154,142
                                                        ------------
                                                         19,330,247
                                                        ------------
Netherlands--5.1%
 Ahrend NV (Office & Business
  Equipment)                                  35,000      1,179,289
 Fortis Amev NV (Insurance)                   22,000      1,471,654
 Heineken NV (Beverages)                       7,600      1,333,465
 IHC Caland (Oil Service & Equipment)         46,000      1,387,821
 Randstad Holdings NV
  (Professional Services)                     33,000      1,385,286
                                                        ------------
                                                          6,757,515
                                                        ------------
Norway--1.6%
 Unistorebrand (Insurance)                   388,000      2,108,331
                                                        ------------
Peru--1.4%
 CPT B Pen (Utility-Telephone)              953,541      1,841,321
                                                        ------------
Philippines--0.7%
 First Philippine Holdings Corp.
  (Conglomerates)                           297,000        589,803
 Metropolitan Bank & Trust Co. (Banks)       16,797        287,060
                                                        ------------
                                                           876,863
                                                        ------------
Singapore--0.8%
 Development Bank of Singapore (Banks)       94,000      1,099,610
                                                        ------------

                  See Notes to Financial Statements

18

                                            SHARES         VALUE
                                           ---------   -------------
South Korea--4.2%
 Daegu Bank (Banks)                          12,000    $     209,932
 Hana Bank (Banks)                           50,020       1,083,610
 Korea Electric Power Corporation
  (Utility-Electric)                         33,090       1,419,008
 Korea First Bank (Banks)                    65,000         631,739
 L.G. Electronics (Electronics)              15,600         568,818
 Pohang Iron & Steel Co. Ltd.
  (Metals & Mining)                          13,900       1,202,869
 Samsung Electronics--GDR (Electronics)       8,300         485,550
 Samsung Electronics--GDR 144A
  (Electronics) (c)                             350          18,851
                                                        ------------
                                                          5,620,377
                                                        ------------
Spain--1.8%
 Acerinox (Metals & Mining)                   1,200         120,463
 Iberdrola (Utility-Electric)               262,000       2,214,834
                                                        ------------
                                                          2,335,297
                                                        ------------
Sweden--8.6%
 Astra AB Ser A (Health Care-Drugs)          51,550       1,920,167
 Autoliv AB Reg S ORD
  (Auto & Truck Parts)                       27,000       1,595,978
 Frontec AB
  (Computer Software & Services) (b)         52,100       1,389,016
 Hoganas AB-B (Auto & Truck Parts)           84,800       2,454,601
 Nordbanken AB (Banks) (b)                   72,000       1,228,519
 Pharmacia & Upjohn, Inc.
  (Health Care-Drugs)                        41,000       1,470,875
 Stora Kopparbergs Bergs-A Shares
  (Paper & Forest Products)                 112,000       1,407,678
                                                        ------------
                                                         11,466,834
                                                        ------------
Switzerland--4.4%
 BBC Brown Boveri AG Reg.
  (Electrical Equipment)                      6,100       1,377,268
 Ciba-Geigy AG Reg.
  (Health Care-Diversified)                   1,950       1,741,160
 Sandoz (Health Care-Drugs)                   2,180       1,864,804
 Swissair-Reg. (Airlines) (b)                 1,200         851,666
                                                        ------------
                                                          5,834,898
                                                        ------------
Taiwan--2.0%
 The Taiwan Fund, Inc. (Multi-Industry)      55,000    $  1,127,500
 The R.O.C. Taiwan Fund
  (Multi-Industry)                          160,000       1,560,000
                                                        ------------
                                                          2,687,500
                                                        ------------
Thailand--1.1%
 PTT Exploration & Production (Oil)         153,000       1,422,973
                                                        ------------
United Kingdom--12.0%
 Allied Irish Banks PLC (Banks)             325,000       1,774,625
 British Aerospace Ord.
  (Aerospace & Defense)                     115,000       1,445,855
 British Airways PLC (Airlines)             196,000       1,379,015
 BSR (Astec) International PLC
  (Electronics)                             763,000       1,417,934
 Glaxo Wellcome PLC Spons ADR (Health
  Care-Drugs)                                50,000       1,337,500
 Hays PLC (Professional Services)           134,000         774,732
 Kingfisher PLC (Retail)                    149,000       1,180,514
 Reed International PLC (Publishing,
  Broadcasting & Cable)                      97,000       1,548,914
 Siebe PLC (Electronics)                    110,000       1,270,266
 Standard Chartered PLC (Banks)             172,000       1,594,249
 Takare (Hospital Management &
  Services)                                 311,000         941,848
 WPP Group (Advertising)                    535,000       1,292,903
                                                        ------------
                                                         15,958,355
                                                        ------------
TOTAL COMMON STOCKS
 (Identified cost $106,105,252)                         116,237,610
                                                        ------------
                                              PAR
                                             VALUE
                                             (000)
                                            --------
SHORT-TERM OBLIGATIONS--3.1%
Federal Agency Securities--3.1%
 Federal Home Loan Banks 5.80%, 12-1-95    $  4,075       4,075,000
                                                        ------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $4,075,000)                             4,075,000
                                                        ------------
TOTAL INVESTMENTS--90.7%
 (Identified cost $110,180,252)                         120,312,610(a)
 Cash and receivables, less liabilities--9.3%            12,300,898
                                                        ------------
NET ASSETS--100.0%                                     $132,613,508
                                                        ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,313,993 and gross depreciation of $2,184,084 for federal income tax purposes. At November 30, 1995, the aggregate cost of securities for federal income tax purposes was $110,182,701.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1995 these securities amounted to a value of $18,851 or 0.01% of net assets.
    ADR--American Depository Receipt.

                      See Notes to Financial Statements

International Portfolio

                  INDUSTRY DIVERSIFICATION
      As a Percentage of Total Value of Common Stocks
Advertising                                        1.1%
Aerospace & Defense                                1.2
Airlines                                           1.9
Auto & Truck Parts                                 3.5
Automobiles                                        0.9
Banks                                             13.5
Beverages                                          1.7
Business & Public Service                          1.5
Computer Software & Services                       2.3
Conglomerates                                      4.5
Diversified Financial Services                     0.9
Electrical Equipment                               1.2
Electronics                                       11.5
Engineering & Construction                         1.3
Entertainment, Leisure & Gaming                    0.8
Health Care-Diversified                            1.5
Health Care-Drugs                                  6.9
Hospital Management & Services                     0.8
Insurance                                          3.1
Lodging & Restaurants                              0.7
Machinery                                          3.0
Manufacturing-Food                                 1.7
Medical Product                                    1.7
Metals & Mining                                    1.2
Multi-Industry                                     2.3
Office & Business Equipment                        2.7
Oil                                                1.2
Oil Service & Equipment                            1.2
Paper & Forest Products                            2.3
Professional Services                              1.9
Publishing, Broadcasting & Cable                   1.3
Real Estate Development                            1.9
Retail                                             3.2
Retail-Food                                        1.1
Specialty Chemical                                 1.3
Steel/Metals & Mining                              1.2
Textile & Apparel                                  1.7
Utility-Electric                                   4.3
Utility-Telephone                                  1.6
Utility-Telephone Cellular                         1.6
Wholesale & Distribution                           0.8
                                                ----------
                                                 100.0%
                                                ==========

                      See Notes to Financial Statements

International Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

Assets
Investment securities at value
  (Identified cost $110,180,252)                          $120,312,610
Foreign currency at value
  (Identified cost $13,591,294)                             13,425,131
Cash                                                             2,243
Receivables
 Investment securities sold                                  1,205,339
 Fund shares sold                                               91,057
 Dividends and interest                                        122,956
 Tax reclaim                                                   112,519
                                                           ------------
  Total assets                                             135,271,855
                                                           ------------

Liabilities
Net unrealized depreciation on forward currency
  contracts                                                     81,690
Payables
 Investment securities purchased                             1,890,892
 Fund shares repurchased                                       388,461
 Transfer agent fee                                             85,000
 Investment advisory fee                                        83,401
 Distribution fee                                               29,799
 Trustees' fee                                                   4,100
 Financial agent fee                                             3,336
Accrued expenses                                                91,668
                                                           ------------
  Total liabilities                                          2,658,347
                                                           ------------
Net Assets                                                $132,613,508
                                                           ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $122,636,577
Distributions in excess of net investment income              (295,961)
Accumulated net realized gain                                  368,675
Net unrealized appreciation                                  9,904,217
                                                           ------------
Net Assets                                                $132,613,508
                                                           ============

Class A
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $129,352,075)                                             10,604,734
Net asset value per share                                        $12.20
Offering price per share
  $12.20/(1-4.75%)                                               $12.81

Class B
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $3,261,433)                                                   270,227
Net asset value and offering price per share                     $12.07

                           STATEMENT OF OPERATIONS
                         YEAR ENDED NOVEMBER 30, 1995

Investment income
Dividends                                                $ 2,060,683
Interest                                                   1,008,588
Foreign taxes withheld                                      (205,183)
                                                          -----------
   Total investment income                                 2,864,088
                                                          -----------

Expenses
Investment advisory fee                                    1,112,314
Distribution fee--Class A                                    363,982
Distribution fee--Class B                                     27,156
Financial agent fee                                           44,493
Transfer agent                                               481,731
Custodian                                                    303,456
Printing                                                      64,913
Registration                                                  55,002
Professional                                                  41,767
Trustees                                                      15,133
Miscellaneous                                                 40,240
                                                          -----------
   Total expenses                                          2,550,187
                                                          -----------

Net investment income                                        313,901
                                                          -----------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                            1,590,153
Net realized loss on foreign currency transactions        (1,387,289)
Net unrealized appreciation on investments and
  foreign currency transactions                            4,460,307
                                                          -----------

Net gain on investments                                    4,663,171
                                                          -----------
Net increase in net assets resulting from operations     $ 4,977,072
                                                          ===========

                      See Notes to Financial Statements

International Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                     Year                   Year
                                                                     Ended                  Ended
                                                               November 30, 1995      November 30, 1994
                                                              -------------------   ---------------------
From Operations
 Net investment income                                           $    313,901           $    308,093
 Net realized gain                                                    202,864             10,425,348
 Net unrealized appreciation                                        4,460,307                327,619
                                                               ------------------    -------------------
 Increase in net assets resulting from operations                   4,977,072             11,061,060
                                                               ------------------    -------------------
From Distributions to Shareholders
 Net realized gains--Class A                                      (11,650,763)                    --
 Net realized gains--Class B                                         (157,020)                    --
                                                               ------------------    -------------------
 Decrease in net assets from distributions to shareholders        (11,807,783)                    --
                                                               ------------------    -------------------
From Share Transactions
Class A
 Proceeds from sales of shares (3,960,774 and 10,043,583
  shares, respectively)                                            46,334,510            128,459,934
 Net asset value of shares issued from reinvestment of
  distributions (967,317 and 0 shares, respectively)               10,969,371                     --
 Cost of shares repurchased (7,623,764 and 4,917,095
  shares, respectively)                                           (89,077,200)           (62,878,186)
                                                               ------------------    -------------------
   Total                                                          (31,773,319)            65,581,748
                                                               ------------------    -------------------
Class B
 Proceeds from sales of shares (171,608 and 207,342 shares,
  respectively)                                                     2,007,010              2,712,515
 Net asset value of shares issued from reinvestment of
  distributions (10,925 and 0 shares, respectively)                   123,448                     --
 Cost of shares repurchased (70,364 and 49,284 shares,
  respectively)                                                      (821,816)              (642,543)
                                                               ------------------    -------------------
   Total                                                            1,308,642              2,069,972
                                                               ------------------    -------------------
 (Decrease) increase in net assets from share transactions        (30,464,677)            67,651,720
                                                               ------------------    -------------------
 Net (decrease) increase in net assets                            (37,295,388)            78,712,780
Net Assets
 Beginning of period                                              169,908,896             91,196,116
                                                               ------------------    -------------------
 End of period (including distributions in excess of net
  investment income of ($295,961) and ($105,915),
  respectively)                                                  $132,613,508           $169,908,896
                                                               ==================    ===================

                      See Notes to Financial Statements

International Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                            Class A
                                                ---------------------------------------------------------------
                                                                    Year Ended November 30,
                                                   1995         1994         1993         1992         1991
                                                ----------   ----------   ----------   ----------   -----------
Net asset value, beginning of period              $12.63       $11.16       $ 8.96       $10.90       $10.27
Income from investment operations((5))
 Net investment income (loss)                       0.03((1))   (0.01)          --         0.11         0.15
 Net realized and unrealized gain (loss)            0.42         1.48         2.20        (1.10)        0.69
                                                 ---------    ---------    ---------    ---------    ----------
  Total from investment operations                  0.45         1.47         2.20        (0.99)        0.84
                                                 ---------    ---------    ---------    ---------    ----------
Less distributions
 Dividends from net investment income                 --           --           --        (0.12)       (0.21)
 Dividends from net realized gains                 (0.88)          --           --        (0.64)          --
 Distribution in excess of accumulated net
   investment income                                  --           --           --        (0.19)          --
                                                 ---------    ---------    ---------    ---------    ----------
  Total distributions                              (0.88)          --           --        (0.95)       (0.21)
                                                 ---------    ---------    ---------    ---------    ----------
Change in net asset value                          (0.43)        1.47         2.20        (1.94)        0.63
                                                 ---------    ---------    ---------    ---------    ----------
Net asset value, end of period                    $12.20       $12.63       $11.16       $ 8.96       $10.90
                                                 =========    =========    =========    =========    ==========
Total return((2))                                   4.12%       13.17%       24.55%       -9.91%        8.26%
Ratios/supplemental data:
Net assets, end of period (thousands)           $129,352     $167,918      $91,196      $26,188      $21,427
Ratio to average net assets of:
 Operating expenses                                 1.70%        1.47%        1.78%        1.97%        2.09%
 Net investment income (loss)                       0.23%        0.20%       (0.04)%       0.85%        1.29%
Portfolio turnover                                   236%         186%         191%          82%         128%

                                                          Class B
                                                ----------------------------

                                                    Year           From
                                                   Ended         Inception
                                                November 30,    7/15/94 to
                                                    1995         11/30/94
                                                ------------   -------------
Net asset value, beginning of period               $12.60         $12.80
Income from investment operations((5))
 Net investment income (loss)                       (0.07)((1))    (0.01)
 Net realized and unrealized gain (loss)             0.42          (0.19)
                                                  ----------    ------------
  Total from investment operations                   0.35          (0.20)
                                                  ----------    ------------
Less distributions
 Dividends from net investment income                  --             --
 Dividends from net realized gains                  (0.88)            --
 Distribution in excess of accumulated net
   investment income                                   --             --
                                                  ----------    ------------
  Total distributions                               (0.88)            --
                                                  ----------    ------------
Change in net asset value                           (0.53)         (0.20)
                                                  ----------    ------------
Net asset value, end of period                     $12.07         $12.60
                                                  ==========    ============
Total return((2))                                    3.28%         -1.56%((4))
Ratios/supplemental data:
Net assets, end of period (thousands)              $3,261         $1,991
Ratio to average net assets of:
 Operating expenses                                  2.50%          1.93%((3))
 Net investment income (loss)                       (0.61%)         0.36%((3))
Portfolio turnover                                    236%           186%

((1)) Computed using average shares outstanding.
((2)) Maximum sales charges are not reflected in the total return calculation.
((3)) Annualized
((4)) Not annualized
((5)) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the time of share purchases and redemptions.

                      See Notes to Financial Statements

PHOENIX REAL ESTATE SECURITIES PORTFOLIO

Fund Description

   Phoenix Real Estate Securities Portfolio invests in marketable securities of publicly-traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate primarily in the U.S.

Investment Environment

   In general, real estate markets are in a state of supply and demand balance. Economic and employment growth during the last several years, combined with modest levels of new construction, have led to steady and significant improvement in real estate occupancy rates. Apartments are nearly 95% occupied in most markets. New construction has remained in control despite warnings earlier this year of increased apartment permitting. The office, office-industrial and hotel sectors have seen the most dramatic improvement during 1995. These markets emerged later from the real estate downturn and are benefiting now from a virtual lack of new construction. As fundamentals continue to improve and traditional investors return to these sectors, we expect improved values due to the return of normal liquidity. A note of caution, however, must be sounded for the retail sector. The retail industry is struggling due to competition among major retailers and expansion of competing retail formats in the face of slow consumer spending growth. As a result, regional malls, discounters, strip malls and factory outlets are competing fiercely for shares of the retail spending pie.

   Performance in the REIT market in 1995 has been driven by the underlying real estate fundamentals, with office and hotel REITs among the strongest performers and retail REITs among the weaker.

Portfolio Review

   Phoenix Real Estate Securities Portfolio, which was launched on March 1, 1995, performed well during this reporting period. From its inception date through November 30, 1995, the Fund posted a total return of 9.87% for Class A shares and 9.21% for Class B shares. The NAREIT Equity Index recorded a total return of 9.03% for the same period. All these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   The Fund benefited from strong performance by some of its key holdings. Bay Apartments (apartment), Kimco Realty (retail), Highwoods Properties (office) and Starwood Lodging Trust (hotel) enjoyed growing market demand due to favorable earnings growth forecasts. The Fund also benefited from its investment strategy to concentrate in key sectors that were expected to outperform the market during 1995. Currently, the Fund is overweighted in the apartment, office and hotel sectors and underweighted in the retail sector.

Outlook

   The favorable outlook for the real estate industry translates into strong consensus growth estimates for Funds From Operations (FFO) in the REIT market in 1996. (FFO is the earnings indicator used in the REIT industry to measure dividend paying ability.) REIT FFOs are forecasted to grow 8.5% over the course of 1996.

   During 1995, share prices have barely kept pace with income growth. Current dividend yields have been slow to decline despite tremendous strength in the broad equity markets and steady declines in long-term bond yields. The average dividend yield for equity REITs on November 30, 1995 was 7.75%. This represents a spread over 10-year treasury notes of 185 basis points, the widest spread over treasury yields since the depths of the real estate recession in 1990. REITs also offer a much wider spread over the S&P 500 than at the beginning of the year.

   We believe that improving fundamentals in the real estate industry point to continued solid earnings growth for REITs. Additionally, income yields are high compared to alternative investments. In the wake of the tremendous bull market in stocks and bonds during 1995, we believe REIT share prices offer value. We expect to continue our emphasis on the office, industrial and hotel sectors, which offer the best prospects for income and growth. We will also continue to focus on companies with strong management, excellent track records and low debt levels.

Real Estate Securities Portfolio

[typeset representation of line chart]

          Phoenix Real Estate     Phoenix Real Estate
         Securities Portfolio    Securities Portfolio
              --Class A              --Class B                NAREIT*
03/01/95         9525                  10000                   10000
11/30/95        10464                  10421                   10903

Total Return for Period Ending 11/30/95

                                       From Inception
                                         3/1/95 to
                                          11/30/95
Class A with 4.75% sales charge             4.64%
Class A at net asset value                  9.87%
Class B with CDSC                           4.21%
Class B at net asset value                  9.21%
NAREIT Index*                               9.03%

The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

* The National Association of Real Estate Investment Trusts (NAREIT) Equity Index is a commonly used, unmanaged indicator of REIT performance. The index does not reflect sales charges.

Real Estate Securities Portfolio

                       INVESTMENTS AT NOVEMBER 30, 1995

                                         SHARES      VALUE
                                         ------   ------------
COMMON STOCKS--99.9%
REAL ESTATE INVESTMENT TRUSTS--98.6%
COMMERCIAL--20.0%
Industrial--5.0%
 Security Capital Industrial Trust       25,800   $    428,925
 Weeks Corporation                       16,200       368,550
                                                   -----------
                                                      797,475
                                                   -----------
Office--9.6%
 Cali Realty Corp.                        6,500       128,375
 Duke Realty Investments, Inc.           13,600       377,400
 Highwoods Properties, Inc.              21,400       564,425
 Spieker Properties, Inc.                19,400       475,300
                                                   -----------
                                                    1,545,500
                                                   -----------
Storage--5.4%
 Shurgard Storage Centers, Inc.          15,400       394,625
 Storage USA, Inc.                       16,000       486,000
                                                   -----------
                                                      880,625
                                                   -----------
TOTAL COMMERCIAL                                    3,223,600
                                                   -----------
DIVERSIFIED--1.7%
 Colonial Properties Trust               11,100       273,338
                                                   -----------
HEALTH CARE--8.0%
 Health Care Properties Inv., Inc.       18,700       626,450
 Nationwide Health Properties, Inc.      16,600       659,850
                                                   -----------
                                                    1,286,300
                                                   -----------
RESIDENTIAL--36.9%
Apartments--31.3%
 Avalon Properties, Inc.                 16,300       317,850
 Bay Apartments Community, Inc.          22,200       482,850
 Camden Property Trust                   14,800       305,250
 Equity Residential Properties Trust     19,400       601,400
 Evans Withycombe Residential, Inc.      24,000       456,000
 Merry Land & Investment Co.             26,200       579,675
 Oasis Residential, Inc.                 23,700       494,737
 Post Properties, Inc.                   15,900       480,975
 Security Capital Pacific Trust          26,600       512,050
 South West Property Trust               25,800       322,500
 United Dominion Realty Trust            33,500       473,188
                                                   -----------
                                                    5,026,475
                                                   -----------
Manufactured Homes--5.6%
 Chateau Properties, Inc.                11,000       239,250
 Manufactured Home Communities           11,500       201,250
 Sun Communities, Inc.                   18,400       460,000
                                                   -----------
                                                      900,500
                                                   -----------
TOTAL RESIDENTIAL                                   5,926,975
                                                   -----------
RETAIL--32.0%
Community/Neighborhood--13.7%
 Developers Diversified Realty Corp.     18,200   $    514,150
 Federal Realty Investment Trust         15,800       347,600
 Kimco Realty Corp.                       8,300       332,000
 Regency Realty Corp.                     8,800       145,200
 Vornado Realty Trust                    13,500       479,250
 Weingarten Realty Investors              8,900       304,825
 Western Investment Real Estate Trust     7,300        77,562
                                                   -----------
                                                    2,200,587
                                                   -----------
Factory Outlet--3.2%
 Chelsea G.C.A. Realty, Inc.             18,500       515,688
                                                   -----------
Hotels--5.3%
 FelCor Suite Hotels, Inc.               11,000       319,000
 Patriot American Hospitality            14,600       346,750
 Starwood Lodging Trust                   7,000       193,375
                                                   -----------
                                                      859,125
                                                   -----------
Regional Malls--9.8%
 DeBartolo Realty Corp.                  24,400       314,150
 J.P. Realty, Inc.                       19,900       395,513
 Simon Property Group, Inc.              20,300       471,975
 Taubman Centers, Inc.                   42,100       394,687
                                                   -----------
                                                    1,576,325
                                                   -----------
TOTAL RETAIL                                        5,151,725
                                                   -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Identified cost $15,570,911)                     15,861,938
                                                   -----------
REAL ESTATE OPERATING COMPANY--1.3%
Hotel--1.3%
 Host Marriott Corp. (b)                 15,900       204,712
                                                   -----------
TOTAL REAL ESTATE OPERATING COMPANY
 (Identified cost $200,892)                           204,712
                                                   -----------
TOTAL COMMON STOCKS
 (Identified cost $15,771,803)                     16,066,650
                                                   -----------

                             STANDARD
                             & POOR'S      PAR
                              RATING      VALUE
                           (Unaudited)    (000)
                             ---------   -------   --------------
SHORT-TERM OBLIGATIONS--1.1%
Commercial Paper--1.1%
 Merrill Lynch & Co.,
  Inc. 5.76%, 12-7-95          A-1+       $ 170         169,837
                                                    -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $169,837)                             169,837
                                                    -------------
TOTAL INVESTMENTS--101.0%
 (Identified cost $15,941,640)                       16,236,487(a)
 Cash and receivables, less liabilities--(1.0%)        (156,121)
                                                    -------------

NET ASSETS--100.0%                                  $16,080,366
                                                    =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $565,292 and gross depreciation of $276,846 for federal income tax purposes. At November 30, 1995 the aggregate cost of securities for federal income tax purposes was $15,948,041.
(b) Non-income producing.

                      See Notes to Financial Statements

Real Estate Securities Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

Assets
Investment securities at value
  (Identified cost $15,941,640)                           $16,236,487
Cash                                                           49,837
Receivables
 Fund shares sold                                                 292
 Dividends                                                     30,764
 Receivable from adviser                                       16,990
Prepaid expenses                                               12,612
                                                           -----------
  Total assets                                             16,346,982
                                                           -----------

Liabilities
Payables
 Investment securities purchased                              217,430
 Fund shares repurchased                                       16,560
 Distribution fee                                               4,536
 Trustees' fee                                                  4,100
 Transfer agent fee                                             3,600
 Financial agent fee                                              386
Accrued expenses                                               20,004
                                                           -----------
  Total liabilities                                           266,616
                                                           -----------
Net Assets                                                $16,080,366
                                                           ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest           15,554,606
Undistributed net investment income                           211,093
Accumulated net realized gain                                  19,820
Net unrealized appreciation                                   294,847
                                                           -----------
Net Assets                                                $16,080,366
                                                           ===========

Class A
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $13,841,668)                                              1,291,677

Net asset value per share                                       $10.72
Offering price per share
  $10.72/(1-4.75%)                                              $11.25

Class B
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $2,238,698)                                                  209,589

Net asset value and offering price per share                    $10.68

                           STATEMENT OF OPERATIONS
                       FROM INCEPTION MARCH 1, 1995 TO
                              NOVEMBER 30, 1995

Investment Income
Dividends                                      $ 463,802
Interest                                          23,054
                                                ---------
   Total investment income                       486,856
                                                ---------

Expenses
Investment advisory fee                           51,536
Distribution fee--Class A                         15,236
Distribution fee--Class B                          7,771
Financial agent fee                                2,061
Registration                                      41,733
Transfer agent                                    38,383
Professional                                      17,013
Custodian                                         15,621
Trustees                                          10,601
Printing                                           7,394
Miscellaneous                                      1,127
                                                ---------
   Total expenses                                208,476
   Less expenses borne by investment
  adviser                                       (113,319)
                                                ---------
   Net expenses                                   95,157
                                                ---------
Net investment income                            391,699
                                                ---------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                   19,820
Net unrealized appreciation on investments       294,847
                                                ---------

Net gain on investments                          314,667
                                                ---------
Net increase in net assets resulting from
  operations                                   $ 706,366
                                                =========

                      See Notes to Financial Statements

Real Estate Securities Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                      From Inception
                                                                                        3/1/95 to
                                                                                         11/30/95
                                                                                      --------------
From Operations
 Net investment income                                                                 $   391,699
 Net realized gain                                                                          19,820
 Net unrealized appreciation                                                               294,847
                                                                                       -------------
 Increase in net assets resulting from operations                                          706,366
                                                                                       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                           (192,639)
 Net investment income--Class B                                                            (26,085)
                                                                                       -------------
 Decrease in net assets from distributions to shareholders                                (218,724)
                                                                                       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,293,809 shares)                                       13,414,115
 Net asset value of shares issued from reinvestment of distributions (17,043
  shares)                                                                                  180,926
 Cost of shares repurchased (19,175 shares)                                               (210,731)
                                                                                       -------------
   Total                                                                                13,384,310
                                                                                       -------------
Class B
 Proceeds from sales of shares (208,805 shares)                                          2,200,102
 Net asset value of shares issued from reinvestment of distributions (1,955
  shares)                                                                                   20,860
 Cost of shares repurchased (1,171 shares)                                                 (12,548)
                                                                                       -------------
   Total                                                                                 2,208,414
                                                                                       -------------
 Increase in net assets from share transactions                                         15,592,724
                                                                                       -------------
 Net increase in net assets                                                             16,080,366
Net Assets
 Beginning of period                                                                             0
                                                                                       -------------
 End of period (including undistributed net investment income of $211,093)             $16,080,366
                                                                                       =============

                      See Notes to Financial Statements

Real Estate Securities Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                Class A              Class B
                                           ------------------  -------------------
                                                  From                 From
                                               Inception            Inception
                                                 3/1/95               3/1/95
                                              to 11/30/95          to 11/30/95
                                           ------------------  -------------------
Net asset value, beginning of period            $10.00                $10.00
Income from investment operations
 Net investment income                             0.43((1)(5))         0.36((1)(5))
 Net realized and unrealized gain                  0.55                 0.56
                                            ----------------      -----------------
  Total from investment operations                 0.98                 0.92
                                            ----------------      -----------------
Less distributions
 Dividends from net investment income             (0.26)               (0.24)
                                            ----------------      -----------------
  Total distributions                             (0.26)               (0.24)
                                            ----------------      -----------------
Change in net asset value                          0.72                 0.68
                                            ----------------      -----------------
Net asset value, end of period                  $ 10.72               $10.68
                                            ================      =================
Total return((2))                                  9.87%((4))           9.21%((4))
Ratios/supplemental data:
Net assets, end of period (thousands)           $13,842               $2,239
Ratio to average net assets of:
 Operating expenses                                1.30%((3))           2.05%((3))
 Net investment income                             5.79%((3))           5.03%((3))
Portfolio turnover                                    9%((4))              9%((4))

((1)) Includes reimbursement of operating expenses by investment adviser of
      $0.12 and $0.12, respectively.
((2)) Maximum sales charges are not reflected in the total return calculation.
((3)) Annualized
((4)) Not annualized
((5)) Computed using average shares outstanding.

                      See Notes to Financial Statements

PHOENIX EMERGING MARKETS BOND PORTFOLIO

Fund Description

   Phoenix Emerging Markets Bond Portfolio, our newest fixed-income fund, seeks high current income and long-term capital appreciation by investing in emerging debt markets. The Fund currently concentrates its investments in three main geographic areas: Latin America, Central and Eastern Europe, and developing Asian countries.

Investment Environment

   Earlier this year, currency and liquidity problems in some developing countries caused significant volatility within the Latin American debt market. Overall, the performance for emerging market debt was significantly depressed during the first quarter of 1995, but has since rebounded strongly and has outperformed the overall domestic fixed income market on a year-to-date basis. The year-to-date and twelve months returns ended November 30, 1995 for the J.P. Morgan Emerging Markets Bond Index Plus were 18.38% and 10.72%, respectively. For the same periods, the Lehman Brothers Aggregate Bond Index has provided total returns of 16.84% and 17.65%.

Portfolio Review

   Phoenix Emerging Bond Markets Portfolio was successfully launched on September 5, 1995, and performed solidly during its start-up phase. From its inception on September 5, 1995 through November 30, 1995, Class A shares provided a total return of 4.40% and Class B shares returned 4.22%. Over the same period, the J.P. Morgan Emerging Markets Bond Index Plus returned 5.78%. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.

   During this fiscal reporting period, we focused on countries whose economies and fiscal health continue to improve. Specifically, the portfolio had significant exposure to Latin America (Brazil, Argentina, Mexico), Europe (Poland, Bulgaria), Russia and Asia (Indonesia, Philippines). Approximately one half of the portfolio's assets were invested in Brady bonds.

Outlook

   In the months ahead, we expect to continue to focus on Latin America. In Brazil, we are encouraged by the success of the economic stabilization plan, the "Plano Real." During his first year in office, President Cardoso, the architect of "Plano Real," and his economic team have had considerable success in securing congressional passage of long-term economic and legal reforms. Substantial progress has been made in privatizing state-owned companies, opening the trade sector and in reforming government administration and pension laws. Looking forward, continued reform of government administration and pension laws should translate into improved budgetary performance. This in turn should facilitate the reduction of domestic debt levels and an improving credit picture for Brazil.

   Argentina is beginning to recover from a year of recession. We are further encouraged by the relative low level of inflation. President Menem's May 1995 reelection and his party's control in both houses of Congress provide a strong basis for continued economic, legal, administrative and tax reforms.

   While Mexico has had political and economic turmoil in 1995, we believe that the economy should improve in 1996, particularly with strong support from the U.S. The political situation remains a wild card, but we believe that political reform will progress as well. Recently Mexico regained access to international capital markets, a highly positive step.

   Outside of Latin America, we look with continued interest at investments in Russia. While the news remains mixed, we are encouraged by the expected economic and political reforms. Overall, we believe that in the coming year, the emerging markets segment will be one of the better performers in the fixed-income markets.

Total Return for Period Ending 11/30/95

                                               From Inception
                                                 9/5/95 to
                                                  11/30/95
--------------------------------------------------------------
Class A with 4.75% sales charge                    (0.57)%
--------------------------------------------------------------
Class A at net asset value                          4.40%
--------------------------------------------------------------
Class B with CDSC                                  (0.77)%
--------------------------------------------------------------
Class B at net asset value                          4.22%
--------------------------------------------------------------
JP Morgan Emerging Markets Bond Index Plus*         5.78%
--------------------------------------------------------------

The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

* The JP Morgan Emerging Markets Bond Index Plus tracks total returns for traded external debt instruments in the emerging markets. Included in the index are U.S. dollar- and other external-denominated Brady bonds, loans, Eurobonds, and local markets instruments. The index does not reflect sales charges.

Emerging Markets Bond Portfolio

                       INVESTMENTS AT NOVEMBER 30, 1995

                                    MOODY'S     PAR
                                    RATING     VALUE
                                 (Unaudited)   (000)       VALUE
                                   ---------   -----   --------------
FOREIGN NON-CONVERTIBLE BONDS--22.7%
Indonesia--3.1%
 Asia Pulp & Paper Co. Yankee
  11.75%, '05 (Paper & Forest
  Products)                         Ba        $  400    $    394,000
                                                        -------------
Mexico--18.8%
 Banco Mexico 7.25%, '04
  (Banks)                           Ba         2,100      1,580,250
 Cemex SA 8.875%, '98
  (Industrial)                      Ba           450        420,750
 Ispat Mexicana SA Euro
  10.375%, '01 (Steel)              NR           450        396,000
                                                        -------------
                                                          2,397,000
                                                        -------------
Philippines--0.8%
 Philippine CE Casecnan Water
  11.95%, '10 (Utility)             NR           100        100,250
                                                        -------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $2,906,168)                             2,891,250
                                                        -------------
FOREIGN GOVERNMENT SECURITIES--72.2%
Argentina--18.2%
 Argentina Bocon Pre2
  Debenture, PIK interest
  capitalization, 5.6875%, '01
  (c)                               NR         1,670      1,232,404
 Republic of Argentina Global
  Euro 8.375%, '03                  B            400        324,520
 Republic of Argentina Par L-GP
  5%, '23 (c)                       B          1,200        630,750
 Republic of Argentina L Euro
  6.81250%, '05 (c)                 B            200        130,750
                                                        -------------
                                                          2,318,424
                                                        -------------
Brazil--21.7%
 Republic of Brazil Exit Euro
  6%, '13                           NR           500        265,000
 Republic of Brazil DCB-L Euro
  6.875%, '12 (c)                   NR           750        405,937
 Republic of Brazil, interest
  capitalization, Series C Euro
  8%, '14                           NR         2,547      1,351,449
 Republic of Brazil El-L Euro
  6.81250%, '06 (c)                 NR           625        413,672
 Republic of Brazil Par Z-L
  Euro 4.25%, '24 (c)               NR           650        325,406
                                                        -------------
                                                          2,761,464
                                                        -------------
Bulgaria--6.1%
 Bulgaria FLIRB-A Bear Euro 2%,
  '12 (c)                           NR         1,500        415,350
Bulgaria--continued
 Republic of Bulgaria IAB, PDI
  Euro 6.75%, '11 (c)               NR        $  810    $    361,969
                                                        -------------
                                                            777,319
                                                        -------------
Costa Rica--0.9%
 Banco Central Costa Rica
  Principal A 6.25%, '10            NR           200        119,000
                                                        -------------
Ecuador--7.1%
 Ecuador Global Par Euro 3%,
  '25 (c)                           NR           600        204,000
 Republic of Ecuador PDI Euro,
  interest capitalization,
  7.25%, '15 (c)                    NR         2,104        697,140
                                                        -------------
                                                            901,140
                                                        -------------
Panama--2.0%
 Republic of Panama
  Non-performing Loans (b)          NR           400        261,000
                                                        -------------
Peru--1.6%
 Peru Citibank Non-performing
  Loans (b)                         NR           300        202,500
                                                        -------------
Philippines--2.7%
 Central Bank Philippines
  FLIRB-B Euro 5%, '08              NR           450        345,960
                                                        -------------
Poland--6.5%
 Poland RSTA 2.75%, '24 (c)         NR           850        405,875
 Poland PDI B 3.75%, '14 (c)        NR           650        419,656
                                                        -------------
                                                            825,531
                                                        -------------
Russia--5.4%
 Vnescheconombank Loans Yankee
  (b)                               NR         2,200        694,375
                                                        -------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $8,906,623)                             9,206,713
                                                        -------------
TOTAL LONG-TERM INVESTMENTS--94.9%
 (Identified cost $11,812,791)                           12,097,963
                                                        -------------
SHORT-TERM OBLIGATIONS--8.9%
Commercial Paper--8.9%
 Philip Morris Cos., Inc.
  5.73%, 12-4-95                    P-1          410        409,804
 Merrill Lynch & Co., Inc.
  5.76%, 12-7-95                    P-1          465        464,554
 BellSouth Telecommunications,
  Inc. 5.71%, 12-20-95              P-1          265        264,201
                                                        -------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $1,138,559)                             1,138,559
                                                        -------------
TOTAL INVESTMENTS--103.8%
 (Identified cost $12,951,350)                           13,236,522(a)

Cash and receivables, less liabilities--(3.8%)           (491,682)
                                                        -------------
NET ASSETS--100.0%                                        $12,744,840
                                                        =============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $629,857 and gross depreciation of $346,185 for income tax purposes. At November 30, 1995, the aggregate cost of securities for federal income tax purposes was $12,952,850.
(b) Non-income producing.
(c) Variable or step coupon bond; interest rate reflects the rate currently in effect.

                      See Notes to Financial Statements

Emerging Markets Bond Portfolio

                     STATEMENT OF ASSETS AND LIABILITIES
                              NOVEMBER 30, 1995

Assets
Investment securities at value
  (Identified cost $12,951,350)                           $13,236,522
Receivables
 Fund shares sold                                             174,947
 Interest                                                     515,346
 Receivable from adviser                                        5,625
Prepaid expenses                                               41,385
                                                           -----------
  Total assets                                             13,973,825
                                                           -----------

Liabilities
Payables
 Custodian                                                     29,075
 Investment securities purchased                            1,173,215
 Fund shares repurchased                                          193
 Trustees' fee                                                  3,000
 Transfer agent fee                                             3,000
 Distribution fee                                               2,572
 Financial agent fee                                              284
Accrued expenses                                               17,646
                                                           -----------
  Total liabilities                                         1,228,985
                                                           -----------
Net Assets                                                $12,744,840
                                                           ===========

Net Assets Consist of:
Capital paid in on shares of beneficial interest          $12,506,388
Undistributed net investment income                             5,701
Accumulated net realized loss                                 (52,421)
Net unrealized appreciation                                   285,172
                                                           -----------
Net Assets                                                $12,744,840
                                                           ===========

Class A
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets
  $12,148,841)                                              1,193,158

Net asset value per share                                      $10.18
Offering price per share
  $10.18/(1-4.75%)                                             $10.69

Class B
Shares of beneficial interest outstanding, $1 par
  value, unlimited authorization (Net Assets $595,999)         58,553

Net asset value and offering price per share                   $10.18

                           STATEMENT OF OPERATIONS
                     FROM INCEPTION SEPTEMBER 5, 1995 TO
                              NOVEMBER 30, 1995

Investment Income
Interest                                       $307,790
                                                --------
   Total investment income                      307,790
                                                --------

Expenses
Investment advisory fee                          19,244
Distribution fee--Class A                         6,278
Distribution fee--Class B                           548
Financial agent fee                                 770
Registration                                     15,328
Transfer agent                                    9,180
Professional                                      8,779
Printing                                          4,500
Custodian                                         4,480
Trustees                                          3,500
Miscellaneous                                     2,076
                                                --------
   Total expenses                                74,683
   Less expenses borne by investment
  adviser                                       (35,783)
                                                --------
   Net expenses                                  38,900
                                                --------
Net investment income                           268,890
                                                --------

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                 (47,814)
Net unrealized appreciation on investments      285,172
                                                --------

Net gain on investments                         237,358
                                                --------
Net increase in net assets resulting from
  operations                                   $506,248
                                                ========

                      See Notes to Financial Statements

Emerging Markets Bond Portfolio

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                      From Inception
                                                                                        9/5/95 to
                                                                                         11/30/95
                                                                                      --------------
From Operations
 Net investment income                                                                 $   268,890
 Net realized loss                                                                         (47,814)
 Net unrealized appreciation                                                               285,172
                                                                                       -------------
 Increase in net assets resulting from operations                                          506,248
                                                                                       -------------
From Distributions to Shareholders
 Net investment income--Class A                                                           (273,459)
 Net investment income--Class B                                                             (6,598)
                                                                                       -------------
 Decrease in net assets from distributions to shareholders                                (280,057)
                                                                                       -------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,168,270 shares)                                       11,682,486
 Net asset value of shares issued from reinvestment of distributions (26,928
  shares)                                                                                  269,932
 Cost of shares repurchased (2,040 shares)                                                 (19,703)
                                                                                       -------------
   Total                                                                                11,932,715
                                                                                       -------------
Class B
 Proceeds from sales of shares (58,050 shares)                                             580,946
 Net asset value of shares issued from reinvestment of distributions (592 shares)            5,911
 Cost of shares repurchased (89 shares)                                                       (923)
                                                                                       -------------
   Total                                                                                   585,934
                                                                                       -------------
 Increase in net assets from share transactions                                         12,518,649
                                                                                       -------------
 Net increase in net assets                                                             12,744,840
Net Assets
 Beginning of period                                                                             0
                                                                                       -------------
 End of period (including undistributed net investment income of $5,701)               $12,744,840
                                                                                       =============

                      See Notes to Financial Statements

Emerging Markets Bond Portfolio

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                              Class A        Class B
                                            ------------   -------------
                                               From           From
                                             Inception      Inception
                                             9/5/95 to      9/5/95 to
                                             11/30/95       11/30/95
                                            ------------   -------------
Net asset value, beginning of period          $10.00         $10.00
Income from investment operations
 Net investment income                           0.25((1)(5))  0.22((1)(5))
 Net realized and unrealized gain                0.18          0.20
                                             ----------    ------------
  Total from investment operations               0.43          0.42
                                             ----------    ------------
Less distributions
 Dividends from net investment income           (0.25)        (0.24)
                                             ----------    ------------
  Total distributions                           (0.25)        (0.24)
                                             ----------    ------------
Change in net asset value                        0.18          0.18
                                             ----------    ------------
Net asset value, end of period                $ 10.18        $10.18
                                             ==========    ============
Total return((2))                                4.40%((4))    4.22%((4))
Ratios/supplemental data:
Net assets, end of period (thousands)         $12,149          $596
Ratio to average net assets of:
 Operating expenses                              1.50%((3))    2.25%((3))
 Net investment income                          10.48%((3))   10.29%((3))
Portfolio turnover                                 38%((4))      38%((4))

((1)) Includes reimbursement of operating expenses by investment adviser of
      $0.03 and $0.03, respectively.
((2)) Maximum sales charges are not reflected in the total return calculation.
((3)) Annualized
((4)) Not annualized
((5)) Computed using average shares outstanding.

                      See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

   The Phoenix Multi-Portfolio Fund ("the Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, seven Portfolios are offered for sale: Tax-Exempt Bond Portfolio, Capital Appreciation Portfolio, International Portfolio, Real Estate Securities Portfolio, Emerging Markets Bond Portfolio, Endowment Equity Portfolio and Diversified Income Portfolio. The Endowment Equity Portfolio and Diversified Income Portfolio are reported separately from these financial statements.

   The Trust offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Portfolio are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Security valuation:

   Equity securities traded on an exchange or quoted on the over-the-counter market are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   Short-term investments having a remaining maturity of less than sixty days are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the portfolio is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts except for the Tax-Exempt Bond Portfolio which amortizes both premiums and discounts over the life of the respective securities using the effective interest method.

C. Income taxes:

   Each of the Portfolios is treated as a separate taxable entity. It is the policy of each Portfolio in the Trust to comply with the requirements of the Internal Revenue Code (the Code), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

   Distributions are recorded by each Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the date of settlement. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction, is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

   The Capital Appreciation Portfolio and the International Portfolio may enter into forward currency contracts in con- junction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Continued)

may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Portfolio as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Futures contracts:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. A Portfolio may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Portfolio is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. Security lending:

   The Trust (with the exception of the Real Estate Securities Portfolio) loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian) and Brown Brothers, Harriman, custodian for the International Portfolio. Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as interest income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At November 30, 1995, the Trust had the following market value of security loans and collateral:

                                   Value of
                                  Securities    Value of
                                   on Loan     Collateral
                                  ----------   -----------
Capital Appreciation Portfolio    $7,569,190   $7,965,476

I. Expenses:

   Expenses incurred by the Trust with respect to any two or more Portfolios are allocated in proportion to the net assets of each Portfolio, except where allocation of direct expense to each Portfolio or an alternative allocation method can be more fairly made.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of Phoenix Home Life Insurance Company ("PHL"), and Phoenix Realty Securities, Inc. ("PRS"), an indirect wholly-owned subsidiary of PHL, the Adviser for the Real Estate Portfolio, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Portfolio:

                                          1st          $1-2          $2+
                                       $1 Billion    Billion       Billion
                                       ----------   ----------   -----------
Tax-Exempt Bond Portfolio                 0.45%        0.40%        0.35%
Capital Appreciation Portfolio            0.75%        0.70%        0.65%
International Portfolio                   0.75%        0.70%        0.65%
Real Estate Securities Portfolio          0.75%        0.70%        0.65%
Emerging Markets Bond Portfolio           0.75%        0.70%        0.65%

   Pursuant to a Sub-Advisory Agreement with the Trust, PRS delegates certain investment decisions and research functions to ABKB/LaSalle Securities Limited Partnership ("ABKB") for which ABKB is paid a fee by PRS equal to 0.45% of the average daily net assets of the Real Estate Securities Portfolio.

   The respective Advisers have agreed to reimburse the Real Estate Securities Portfolio and the Emerging Markets Bond Portfolio to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 1.30% and 1.50%, respectively, of the average daily net assets for Class A shares and 2.05% and 2.25%, respectively, for Class B shares.

   Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares has advised the Trust that it received selling commissions of $180,073 for Class A shares and deferred sales charges of $20,183 for Class B shares for the year ended November 30, 1995. In addition, each Portfolio pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Portfolio. The distributor has advised the Trust that of the total amount expensed for the year ended November 30, 1995, $515,858 was retained by the Distributor and $1,468,192 was paid out to unaffiliated Participants.

   As Financial Agent to the Trust and to each Portfolio, PEPCO receives a fee at an annual rate of 0.03% of the

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Continued)

average daily net assets of each Portfolio for bookkeeping, administrative and pricing services.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended November 30, 1995, transfer agent fees were $2,007,815 of which PEPCO retained $637,321 which is net of fees paid to State Street.

   At November 30, 1995, PHL and its affiliates held Phoenix Multi-Portfolio Fund shares which aggregated the following:

                                               Aggregate
                               Shares       Net Asset Value
                           --------------    ---------------
Tax-Exempt Bond
  Portfolio--Class A            371,854       $ 4,239,136
International
  Portfolio--Class A          1,053,230        12,849,406
Real Estate Securities
  Portfolio--Class A            502,186         5,383,434
  Portfolio--Class B             10,227           109,224
Emerging Markets Bond
  Portfolio--Class A          1,015,274        10,335,489
  Portfolio--Class B             10,238           104,223

3. PURCHASE AND SALES OF SECURITIES

   Purchases and sales of securities during the year ended November 30, 1995 (excluding U.S. Government securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                     Purchases       Sales
                                    -----------   ------------
Tax-Exempt Bond Portfolio          $ 36,487,305   $ 47,982,881
Capital Appreciation Portfolio      866,554,024    875,385,061
International Portfolio             294,882,352    321,372,557
Real Estate Securities Portfolio     16,564,632        812,660
Emerging Markets Bond Portfolio      16,018,553      4,232,306

   There were no purchases or sales of long-term U.S. Government securities during the year ended November 30, 1995.

   At November 30, 1995, the Tax-Exempt Bond Portfolio had entered into futures contracts as follows:

  U.S. Treasury                   Value of       Market             Net
     Future        Number of     Contracts      Value of         Unrealized
 Contracts Sold    Contracts    when Opened     Contracts       Depreciation
 ---------------  -----------  ------------   ------------    ---------------
March, 96             85        $10,019,375   $10,128,281      $(108,906)

4. FORWARD CURRENCY CONTRACTS

   As of November 30, 1995, the International Portfolio had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                     Net
                               In                                Unrealized
          Contracts         Exchange   Settlement               Appreciation
         to Deliver            For        Date        Value    (Depreciation)
        -------------       ---------   ---------   ---------   -------------
SK        28,400,000 US$  4,246,285    2/1/96     4,327,908     $(81,623)
YEN      313,198,270 US$  3,153,426    1/4/96     3,101,852       51,574
YEN      816,000,000 US$  8,099,255    3/1/96     8,150,896      (51,641)
                                                                 ------------
                                                                  $(81,690)
                                                                 ============

YEN = Japanese Yen
 SK = Swedish Krona

   As of November 30, 1995, the International Portfolio had $1,384,083 in foreign currency segregated as collateral to cover the open forward currency contracts.

5. RECLASS OF CAPITAL ACCOUNTS

   In accordance with accounting pronouncements, the Portfolios of the Trust have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Portfolios and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of November 30, 1995, the Portfolios recorded the following reclassifications to increase (decrease) the accounts listed below:

                          Undistributed   Accumulated    Capital paid
                               net        net realized   in on shares
                           investment        gains       of beneficial
                             income         (losses)       interest
                          -------------   ------------   -------------
Tax-Exempt Bond
  Portfolio                $  (131,904)    $  (40,616)     $ 172,520
Capital Appreciation
  Portfolio                 (1,079,319)     1,079,963           (644)
International
  Portfolio                   (503,947)     1,187,570       (683,623)
Real Estate Securities
  Portfolio                     38,118             --        (38,118)
Emerging Markets Bond
  Portfolio                     16,868         (4,607)       (12,261)

TAX NOTICE (Unaudited)

   For the fiscal year ended November 30, 1995, the Tax-Exempt Bond Portfolio distributed $8,201,736 of exempt-interest dividends and $88,660 of long-term capital gain dividends.

   For the fiscal year ended November 30, 1995 the International Portfolio distributed $3,584,697 of long-term capital gain dividends.

   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

REPORT OF INDEPENDENT ACCOUNTANTS

[Price Waterhouse LLP logo]

To the Trustees and Shareholders of
Phoenix Multi-Portfolio Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Tax-Exempt Bond Portfolio, the Capital Appreciation Portfolio, the International Portfolio, the Real Estate Securities Portfolio and the Emerging Markets Bond Portfolio (constituting separate series of the Multi-Portfolio Fund, hereafter referred to as the "Fund") at November 30, 1995, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodians and brokers (and the application of alternative auditing procedures where confirmations from brokers were not received), provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Boston, Massachusetts
January 16, 1996

PHOENIX MULTI-PORTFOLIO FUND
101 Munson Street
Greenfield, MA 01301

Trustees
C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Leroy Keith, Jr.
Philip R. McLoughlin
James M. Oates
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers
Philip R. McLoughlin, President
Martin J. Gavin, Executive Vice President
Michael E. Haylon, Executive Vice President
William J. Newman, Senior Vice President
David L. Albrycht, Vice President
Curtiss O. Barrows, Vice President
James M. Dolan, Vice President
Jeanne H. Dorey, Vice President
Peter S. Lannigan, Vice President
Thomas S. Melvin, Jr., Vice President
William R. Moyer, Vice President
Scott C. Noble, Vice President
Barbara Rubin, Vice President
Leonard J. Saltiel, Vice President
James D. Wehr, Vice President
John T. Wilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Advisers
Phoenix Investment Counsel, Inc.
56 Prospect St.
Hartford, CT 06115-0480

Phoenix Realty Securities, Inc.
(Real Estate Securities Portfolio)
38 Prospect St.
Hartford, CT 06115-0479

Principal Underwriter
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Custodian (International Portfolio)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

Legal Counsel
Jorden, Burt, Berenson & Johnson, LLP
Suite 400 East
1025 Thomas Jefferson Street N.W.
Washington, D.C. 20007-0805

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

    -----------------------------------------------------------------------

                          PHOENIX MULTI-PORTFOLIO FUND


                          DIVERSIFIED INCOME PORTFOLIO

                                  Annual Report

                                November 30, 1995

    -----------------------------------------------------------------------























Phoenix Duff & Phelps

PHOENIX DIVERSIFIED INCOME PORTFOLIO
------------------------------------

Fund Description
----------------
      The Diversified Income Portfolio invests in a wide variety of fixed-income securities. These securities may include treasury, agency, corporate and yankee bonds, as well as mortgage-backed and asset-backed securities. The Fund emphasizes the most undervalued sectors of the market and de-emphasizes the most overvalued sectors.

Investment Environment
----------------------
      Over the twelve-month reporting period ended November 30, 1995, the fixed-income investment environment has improved dramatically. A favorable combination of slowing economic growth and moderate inflation has translated into a strong bond market rally. This rally could be significantly enhanced if Congress passes significant deficit reduction legislation. Also, the recent strength of the U.S. dollar is a positive factor for continued moderate inflation.

Portfolio Review
----------------
      For the twelve months ended November 30, 1995, the Fund produced a total return of 16.65%. This compares with a return of 17.65% for the Lehman Brothers Aggregate Bond Index. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges. Our modest underperformance was due to overweighting in sectors that exhibited weaker returns over the past twelve months, including emerging debt markets and U.S. treasury bonds. Also contributing to the underperformance was limited exposure to investment-grade corporates. Positive contributors to the portfolio were holdings in commercial mortgage-backed securities and high-yield corporate bonds.
      In the months ahead, we expect to de-emphasize U.S. treasury securities in favor of other more attractive market sectors. Currently, we have increased exposure to commercial mortgage-backed securities as positive market technicals have resulted in attractive valuations. We also continue to overweight the yankee bond sector. Our focus is on Argentinean, Brazilian and Polish Brady bonds, given the improving political and economic momentum in these countries. Lastly, we have increased our exposure to high-yield securities owing to attractive valuations within "BB" rated issues.

Portfolio Note
--------------
      As noted in our last report, the Fund's remaining shareholder redeemed all its shares in July. Subsequently, the Fund was seeded with $5 million from Phoenix Home Life. The Fund currently has a broadly diversified portfolio, with investments in all sectors of the fixed-income market. On balance, portfolio holdings have an intermediate term, with an average duration of approximately five years.

DIVERSIFIED INCOME PORTFOLIO
-------------------------------------------------------------------------

[Plot points for line chart]

Diversified Income       Lehman Bros Aggregate Bond Index
4/1/93    10,000         10,000
11/30/93  10,535         10,482
11/30/94   9,981         10,162
11/30/95  11,643         11,955


Average Annual Total Returns for Periods Ending
11/30/95
                                                            From Inception
                                                               4/1/93 to
                                                  1 Year       11/30/95
-------------------------------------------------------------------------
Diversified come                                   16.65%        5.53%
Income
-------------------------------------------------------------------------
Lehman Brothers Aggregate Bond                     17.65%        6.93%
Index*
-------------------------------------------------------------------------








This chart assumes an initial gross investment of $10,000 made on 4/1/93 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. * The Lehman Brothers Aggregate Bond Index is an unmanaged but commonly used measure of bond performance. It is a combination of several Lehman Brothers fixed income indices. The index's performance does not include sales charges.

PHOENIX DIVERSIFIED INCOME PORTFOLIO
------------------------------------------------------------------------------

                        INVESTMENTS AT NOVEMBER 30, 1995

                                                    MOODY'S
                                                     BOND       PAR
                                                    RATING     VALUE
                                                 (unaudited)   (000)       VALUE
                                                 -----------   -----       -----

    U.S. GOVERNMENT SECURITIES            2.5%
    U.S. Treasury Bonds                   0.5%
       U.S. Treasury Bonds 6.875%, '25                Aaa         $25        $27,514
                                                                            ---------

    U.S. Treasury Notes                   2.0%
       U.S. Treasury Notes 6%, '97                    Aaa         100        100,995
                                                                            ---------

    TOTAL U.S. GOVERNMENT SECURITIES
    (Identified cost $127,383)                                               128,509
                                                                            ---------

    NON-CONVERTIBLE BONDS                57.8%
    Hospital Management & Services        5.2%
       Healthsouth Rehabilitation Sr.                 Ba          125        133,281
       Sub Notes 9.50%, '01
       Tenet Healthcare Corp. Sr. Note                Ba          125        136,094
       9.625%, '02
                                                                            ---------
                                                                             269,375
                                                                            ---------
    Non-Agency Mortgage-Backed           42.1%
    Securities
       Bear Stearns Mortgage 144A                     BB(b)       242        211,088
       95-1,2 B3 7.40%, '10 (d)
       Chase Mortgage Finance 92-2, B2 144A           AA(b)       234        240,744
       8.02%, '23 (d)
       Conseco Commercial Mortgage                    AA(b)       250        267,500
       89-1, A3 9.70%, '15
       Kidder Peabody 93-6, B4 144A                   BBB(b)      243        239,801
       7.7841%, '23 (d)
       Residential Funding Mortgage                   AA(b)        47         47,347
       93-MZ2, A1 7.47%, '23
       Resolution Trust Corp. 91-M5, B                A           220        230,961
       9%, '17
       Resolution Trust Corp. 92-C3, B                AA(b)       229        235,025
       9.05%, '23
       Resolution Trust Corp. 93-C1, B                Aa          200        207,494
       8.75%, '24
       Resolution Trust Corp. 94-C2, C                A           100        103,250
       8%, '25
       Resolution Trust Corp. 95-C1, B                Aa          250        251,016
       6.90%, '27
       Resolution Trust Corp. 95-2, C1                Aa          147        144,311
       7.45%, '29
                                                                            ---------
                                                                            2,178,537
                                                                            ---------
    Paper & Forest Products               2.4%
       Buckeye Cellulos 8.50%, '05                    Ba          125        125,937
                                                                            ---------

    Publishing, Broadcasting, Printing    3.9%
    & Cable
       Lenfest Communications 8.375%,                 Ba          200        199,500
       '05
                                                                            ---------

    Telecommunications Equipment          1.6%
       Panamsat L.P. Sr. Note 9.75%,                  Ba           80         84,200
       '00
                                                                            ---------

    Utility-Gas                           2.6%
       Crown Central Petroleum                        Ba          125        131,719
       10.875%, '05
                                                                            ---------

    TOTAL NON-CONVERTIBLE BONDS
    (Identified cost $2,961,774)                                            2,989,268
                                                                            ---------

    FOREIGN GOVERNMENT SECURITIES        13.4%
    Argentina                             3.2%
       Republic of Argentina Bearer                   BB(b)       250        163,438
       6.8125%, '05(c)
                                                                            ---------

    Brazil                                3.8%
       Republic of Brazil EI-L Euro                   NR          300        198,562
       6.8125%, '06(c)
                                                                            ---------

    Mexico                                3.3%
       United Mexican Discount B Euro                 Ba          250        172,344
       6.76563%, '19(c)
                                                                            ---------

    Poland                                3.1%
       Poland PDI B 3.75%, '14(c)                     NR          250        161,406
                                                                            ---------
    TOTAL FOREIGN GOVERNMENT SECURITIES
    (Identified cost $673,998)                                               695,750
                                                                            ---------



                        See Notes to Financial Statements                     3

PHOENIX DIVERSIFIED INCOME PORTFOLIO
-------------------------------------------------------------------------------

                        INVESTMENTS AT NOVEMBER 30, 1995

                                                    MOODY'S
                                                     BOND       PAR
                                                    RATING     VALUE
                                                 (unaudited)   (000)       VALUE
                                                 -----------   -----       -----

    FOREIGN NON-CONVERTIBLE BONDS         9.8%
    Columbia                              5.0%
       Financiera Energ Nacional EMTN                 BBB(b)     $250       $260,625
       144A 9%, '99 (d)
                                                                            ---------

    Singapore                             4.8%
       Asia Pulp & Paper Co. Yankee                   Ba          250        246,250
       11.75%, '05
                                                                            ---------

    TOTAL FOREIGN NON-CONVERTIBLE BONDS
    (Identified cost $506,563)                                               506,875
                                                                            ---------

    MUNICIPAL BONDS                      15.7%
    California                            6.7%
       Kern County Pension Obligation                 Aaa         150        152,064
       7.26%, '14
       Long Beach Pension 7.09%, '09                  Aaa         190        192,837
                                                                            ---------
                                                                             344,901
                                                                            ---------
    New York                              4.9%
       Beth Israel Medical Center,                    Aaa         250        252,867
       Taxable 7.58%, '15
                                                                            ---------

    Pennsylvania                          4.1%
       Pennsylvania Economic
       Development
         Taxable 10.375%, '12                         NR          200        210,456
                                                                            ---------

    TOTAL MUNICIPAL BONDS
    (Identified cost $786,974)                                               808,224
                                                                            ---------

    TOTAL LONG-TERM INVESTMENTS          99.2%
    (Identified cost $5,056,692)                                            5,128,626
                                                                            ---------

    SHORT-TERM OBLIGATIONS                6.1%
    Federal Agency Securities             6.1%
       Federal Home Loan Banks 5.80%,                             315        315,000
       12-1-95
                                                                            ---------

    TOTAL SHORT-TERM OBLIGATIONS
    (Identified cost $315,000)                                               315,000
                                                                            ---------

    TOTAL INVESTMENTS                   105.3%
    (Identified cost $5,371,692)                                            5,443,626(a)
    Cash and receivables, less           -5.3%                              (274,051)
    liabilities
                                                                            ---------

    NET ASSETS                          100.0%                              $5,169,575
                                                                            =========








    (a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $76,445 and gross depreciation of $22,166 for federal income tax purposes. At November 30, 1995, the aggregate cost of securities for federal income tax purposes was $5,389,347. At November 30, 1995, the portfolio had capital loss carryforwards, which may be subject to annual limitations, aggregating $166,897 available to offset future capital gains which expire as follows: $54,091 in 2002 and $112,806 in 2003.

    (b)As rated by Standard & Poor's,
       Fitch, or Duff & Phelps
    (c)Variable or step coupon bond; interest rate shown reflects the rate currently in effect
    (d)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1995, these securities amounted to a value of $952,258 or 18.4% of net assets.

                           See Notes to Financial Statements                  4

Phoenix Diversified Income Portfolio
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1995

     Assets
     Investment securities at value
         (Identified cost $5,371,692)                             $5,443,626
     Cash                                                              3,341
     Receivables
         Interest                                                     61,379
         Receivable from adviser                                      19,194
                                                                  -----------
            Total assets                                           5,527,540
                                                                  -----------

     Liabilities
     Payables
         Investment securities purchased                             334,656
         Trustees' fee                                                 4,100
         Investment advisory fee                                       2,108
         Transfer agent fee                                            1,600
         Financial agent fee                                             126
     Accrued expenses                                                 15,375
                                                                  -----------
            Total liabilities                                        357,965
                                                                  -----------
     Net                                                          $5,169,575
     Assets
                                                                  ===========


     Net Assets Consist of:
     Capital paid in on shares of beneficial interest             $5,271,795
     Undistributed net investment income                              10,398
     Accumulated net realized loss                                 (184,552)
     Net unrealized appreciation                                      71,934
                                                                  -----------
     Net                                                          $5,169,575
     Assets
                                                                  ===========


     Shares of beneficial interest outstanding, $1 par value,
         unlimited authorization                                     547,240

     Net asset value and offering price per share                      $9.45











                        See Notes to Financial Statements                      5

Phoenix Diversified Income Portfolio
-------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1995

     Investment Income
     Interest                                                       $207,535
                                                                  -----------
         Total investment income                                     207,535
                                                                  -----------

     Expenses
     Investment advisory fee                                          12,581
     Financial agent fee                                                 755
     Registration                                                     19,114
     Transfer agent                                                   18,169
     Professional                                                     18,076
     Trustees                                                         14,664
     Printing                                                          9,158
     Custodian                                                         5,628
     Miscellaneous                                                     1,682
                                                                  -----------
         Total expenses                                               99,827
         Less expenses borne by investment adviser                  (83,472)
                                                                  -----------
         Net expenses                                                 16,355
                                                                  -----------

     Net investment income                                           191,180
                                                                  -----------

     Net Realized and Unrealized Gain (Loss) on Investments
     Net realized loss on securities                               (129,893)
     Net unrealized appreciation on investments                      230,771
                                                                  -----------

     Net gain on investments                                         100,878
                                                                  -----------

     Net increase in net assets resulting from operations           $292,058
                                                                  ===========
















                           See Notes to Financial Statements                  6

Phoenix Diversified Income Portfolio
-------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  Year Ended          Year Ended
                                                              November 30, 1995    November 30, 1994
     From Operations
         Net investment income                                      $191,180          $124,894
         Net realized loss                                         (129,893)          (54,272)
         Net unrealized appreciation (depreciation)                  230,771         (171,440)
                                                                  -----------      ------------
         Increase (decrease) in net assets resulting from            292,058         (100,818)
         operations
                                                                  -----------      ------------

     From Distributions to Shareholders
         Net investment income                                     (192,506)         (115,521)
         Net realized gains                                               --          (11,393)
                                                                  -----------      ------------
         Decrease in net assets from distributions to              (192,506)         (126,914)
         shareholders
                                                                  -----------      ------------

     From Share Transactions
         Proceeds from sales of shares (532,482 and 0,             5,000,000                --
         respectively)
         Net asset value of shares issued from reinvestment of
         distributions
            (20,765 and 12,085 shares, respectively)                 192,501           114,561
         Cost of shares repurchased
            (204,479 and 10,040 shares, respectively)             (1,902,635)         (95,501)
                                                                  -----------      ------------
         Increase in net assets from share transactions            3,289,866            19,060
                                                                  -----------      ------------

         Net increase (decrease) in net assets                     3,389,418         (208,672)

     Net
     Assets
         Beginning of period                                       1,780,157         1,988,829
                                                                  -----------      ------------

         End of period (Including undistributed net investment
         income of $10,398 and $9,859, respectively.)             $5,169,575        $1,780,157
                                                                  ===========      ============
















                           See Notes to Financial Statements                  7

Phoenix Diversified Income Portfolio
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                     From
                                                  Year               Year         Inception
                                                  Ended              Ended        4/1/93 to
                                            November 30, 1995  November 30, 1994  11/30/93
                                            -----------------  -----------------  ---------
Net asset value, beginning of period              $ 8.97             $10.12        $10.00
Income from investment operations
   Net investment income                            0.91 (1)           0.63(1)       0.40(1)
   Net realized and unrealized gain (loss)          0.51              (1.13)         0.12
                                                    ----              -----          ----
     Total from investment operations               1.42              (0.50)         0.52
                                                    ----              -----          ----

Less distributions
   Dividends from net investment income            (0.94)             (0.59)        (0.40)
   Distributions from net realized gains              --              (0.06)           --
                                                   -----              -----         ------
     Total distributions                           (0.94)             (0.65)        (0.40)
                                                   -----              -----         -----

Change in net asset value                           0.48              (1.15)         0.12
                                                    ----              -----          ----
Net asset value, end of period                    $ 9.45             $ 8.97        $10.12
                                                  ======             ======        ======

Total return                                       16.65%             -5.26%         5.35%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)             $5,170             $1,780        $1,989
Ratio to average net assets of:
   Operating expenses                               0.65%              0.65%         0.65%(2)
   Net investment income                            7.60%              6.64%         6.13%(2)
Portfolio turnover                                   618%               124%          183%(2)














(1) Includes reimbursement of operating expenses by investment adviser of $0.40, $0.34 and $0.35, respectively.
(2) Annualized
(3) Not annualized




                       See Notes to Financial Statements                      8

PHOENIX MULTI-PORTFOLIO FUND
DIVERSIFIED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
November 30, 1995

1.     SIGNIFICANT ACCOUNTING POLICIES
      The Phoenix Multi-Portfolio Fund ("the Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, the Trust includes seven Portfolios: Endowment Equity Portfolio, Diversified Income Portfolio (formerly the Endowment Fixed-Income Portfolio), Tax-Exempt Bond Portfolio, International Portfolio, Capital Appreciation Portfolio, Emerging Markets Bond Portfolio and Real Estate Securities Portfolio. This report only covers the Diversified Income Portfolio (the "Portfolio").

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.     Security valuation:
      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B.     Security transactions and related income:
      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Portfolio does not amortize premiums but does amortize discounts using the effective interest method. Realized gains or losses are determined on the identified cost basis.

C.     Security lending:
      The Portfolio loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Portfolio receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as interest income by the Portfolio net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At November 30, 1995, the Diversified Income Portfolio had no security loans outstanding.

D.     Income taxes:
      The Portfolio is treated as a separate taxable entity. It is the policy of the Portfolio to comply with the requirements of the Internal Revenue Code (the
Code), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

E.     Distributions to shareholders:
      Distributions are recorded by the Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

PHOENIX MULTI-PORTFOLIO FUND
DIVERSIFIED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Continued)

2.     INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect less than wholly-owned subsidiary of Phoenix Home Life Insurance Company ("PHL") is entitled to a fee, based on an annual rate of 0.50% of the average daily net assets of the Diversified Income Portfolio. The Adviser has agreed to reimburse the Diversified Income Portfolio to the extent that expenses exceed 0.65% of the average daily net assets.

      As Financial Agent to the Trust and to the Portfolio, Phoenix Equity Planning Corporation ("PEPCO"), receives a fee at an annual rate of 0.03% of the average daily net assets for bookkeeping, administrative and pricing services.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended November 30, 1995, the Portfolio's transfer agent fees were $18,169 which were all paid to State Street.

3.     PURCHASE AND SALE OF SECURITIES
      Purchases and sales of securities during the year ended November 30, 1995 (excluding U.S. Government securities and short-term securities) were $7,231,784 and $3,436,062, respectively.

      Purchases and sales of U.S. Government securities during the year ended November 30, 1995 were $11,024,257 and $11,533,593, respectively.

4.     OTHER
      As of November 30, 1995, all shares of the Diversified Income Portfolio are owned by PHL. On July 14, 1995, PHL seeded the Portfolio with $5,000,000. On May 24, 1995, the Trustees voted to change the name of the Phoenix Endowment Fixed-Income Portfolio to Phoenix Diversified Income Portfolio and approved a distribution plan for multiple classes of shares. It is intended that, upon the effectiveness of a revised registration statement, the Fund will be available to retail as well as institutional investors.

5.     RECLASS OF CAPITAL ACCOUNTS
      In accordance with accounting pronouncements, the Portfolio has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Portfolio and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of November 30, 1995, the Portfolio has increased undistributed net investment income by $1,865, decreased accumulated net realized gains by $2,160 and increased capital paid in on shares of beneficial interest by $295.









This report is not authorized for distribution to prospective investors in the Phoenix Diversified Income Portfolio unless preceded or accompanied by an effective prospectus which includes information concerning the Fund's record and other pertinent information.

                   REPORT OF INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP

To the Trustees and Shareholders of
Phoenix Diversified Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Diversified Income Portfolio (the "Fund") (formerly the Endowment Fixed-Income Portfolio) at November 30, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers (and the application of alternative procedures where confirmations from brokers were not received), provide a reasonable basis for the opinion expressed above.







Boston, Massachusetts
January 16, 1996

PHOENIX DIVERSIFIED INCOME PORTFOLIO
101 Munson Street
Greenfield, MA  01301

Trustees                                    Principal Underwriter
C. Duane Blinn                              Phoenix Equity Planning Corporation
Robert Chesek                               100 Bright Meadow Boulevard
E. Virgil Conway                            P. O. Box 2200
Harry Dalzell-Payne                         Enfield, CT  06083-2200
Leroy Keith, Jr.
Philip R. McLoughlin                        Custodian
James M. Oates                              State Street Bank and Trust Company
Philip R. Reynolds                          P. O. Box 351
Herbert Roth, Jr.                           Boston, MA  02101
Richard E. Segerson
Lowell P. Weicker, Jr.                      Transfer Agent
                                            Phoenix Equity Planning Corporation
Officers                                    100 Bright Meadow Boulevard
Philip R. McLoughlin, President             P. O. Box 2200
Martin J. Gavin, Executive Vice President   Enfield, CT  06083-2200
Michael E. Haylon, Executive Vice President
William J. Newman, Senior Vice President    Legal Counsel
David L. Albrycht, Vice President           Jorden, Burt, Berenson & Johnson LLP
Curtiss O. Barrows, Vice President          Suite 400 East
James M. Dolan, Vice President              1025 Thomas Jefferson Street, N.W.
Jeanne H. Dorey, Vice President             Washington, D.C.  20007-0805
Peter S. Lannigan, Vice President
Thomas S. Melvin, Jr., Vice President       Independent Accountants
William R. Moyer, Vice President            Price Waterhouse LLP
Scott C. Noble, Vice President              160 Federal Street
Barbara Rubin, Vice President               Boston, MA  02110
Leonard J. Saltiel, Vice President
James D. Wehr, Vice President
John T. Wilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT  06115-0480

    -----------------------------------------------------------------------

                          PHOENIX MULTI-PORTFOLIO FUND


                           ENDOWMENT EQUITY PORTFOLIO

                                  Annual Report

                                November 30, 1995

    -----------------------------------------------------------------------

















Phoenix Duff & Phelps

PHOENIX ENDOWMENT EQUITY PORTFOLIO
----------------------------------

Investment Environment
----------------------
      The stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continued its strong advance during the most recent six months, bringing the return for the year ended November 30, 1995 to an impressive 37.00%. Financial services, health care and technology were the leading industry groups, while consumer cyclicals, energy and basic materials lagged significantly. The market was propelled by falling interest rates and increased confidence that the Federal Reserve appeared to have engineered a "soft landing" for the economy.

Portfolio Review
----------------
      Phoenix Endowment Equity Portfolio posted a solid total return of 35.35% for the fiscal year ended November 30, 1995, only slightly below the return of the Standard & Poor's 500 Composite Stock Index. Holdings in the top-performing financial services, health care and technology groups were strong contributors to the portfolio during this reporting period. Holdings in the consumer cyclical and energy sectors, however, held performance back somewhat. Performance was also hurt by low exposure to utility companies which were a direct beneficiary of lower interest rates. Over the latest six months, we reduced exposure to consumer cyclical and capital goods stocks, using proceeds to build positions in health care and financial services.

Outlook
-------
      Given the sharp advance in the market over the last year, a pullback in the near term would not be surprising. Nevertheless, our outlook for the market remains positive. With the general economy slowing, and year-over-year earnings comparisons for cyclical companies becoming more difficult, we expect the market to gravitate increasingly to growth stocks in 1996 . The technology and health care sectors will continue to be an area of focus for the portfolio, while exposure to more economically sensitive sectors will be reduced.

ENDOWMENT EQUITY PORTFOLIO
-------------------------------------------------------------------------


Endowment Equity    S&P 500
4/1/93    10,000    10,000
11/30/93  11,123    10,418
11/30/94  10,481    10,531
11/30/95  14,187    14,427



Average Annual Total Returns for Periods Ending
11/30/95
                                                            From Inception
                                                              4/1/93 to
                                                    1 Year    11/30/95
-------------------------------------------------------------------------
Endowment Equity                                     35.35%       14.00%
-------------------------------------------------------------------------
S&P 500 Stock Index*                                 37.00%       14.74%
-------------------------------------------------------------------------








This chart assumes an initial gross investment of $10,000 made on 4/1/93 (inception of the Fund). Returns shown include the reinvestment of all distributions at net asset value and the change in share price for the stated period. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. * The S&P 500 Stock Index is an unmanaged but commonly used measure of stock return performance. The S&P 500's performance does not reflect sales charges.

PHOENIX ENDOWMENT EQUITY PORTFOLIO
-------------------------------------------------------------------------------

                        INVESTMENTS AT NOVEMBER 30, 1995


                                             SHARES             VALUE
                                             --------         ----------
    COMMON STOCKS              96.7%
    Aerospace & Defense         3.5%
       Boeing Company                            800            $58,300
       United Technologies                       900             84,375
       Corp.
                                                              ----------
                                                                142,675
                                                              ----------
    Banks                       4.9%
       Barnett Banks, Inc.                       700             42,087
       BayBanks, Inc.                            200             16,600
       First Interstate                          600             80,400
       Bancorp
       Great Western                           2,500             63,750
       Financial Corp.
                                                              ----------
                                                                202,837
                                                              ----------
    Building & Materials        1.3%
       Pulte Corp.                             1,800             55,350
                                                              ----------

    Chemicals                   1.9%
       Monsanto Co.                              700             80,150
                                                              ----------

    Chemicals - Specialty       1.1%
       Engelhard Corp.                         2,000             46,750
                                                              ----------

    Computer Software &         6.0%
    Services
       Adobe Systems, Inc.                       400             27,050
       BBN Corp.                               1,200             45,000
       DST Systems, Inc. (b)                   1,000             28,875
       HBO & Co.                                 600             44,850
       Oracle Systems Corp.                    1,500             68,062
       (b)
       Sybase, Inc. (b)                        1,000             35,125
                                                              ----------
                                                                248,962
                                                              ----------
    Conglomerates               3.7%
       Thermo Electron Corp.                   1,800             89,100
       (b)
       Tyco International                      2,000             62,750
       Ltd.
                                                              ----------
                                                                151,850
                                                              ----------
    Cosmetics & Soaps           1.8%
       Estee Lauder Companies                  2,000             72,750
       Class A (b)
                                                              ----------

    Diversified Financial       7.9%
    Services
       American Express Co.                    1,800             76,500
       Dean Witter Discover &                  1,400             71,400
       Co.
       Federal National Mortgage                 600             65,700
       Association
       MGIC Investment Corp.                     700             38,937
       Travelers Group, Inc.                   1,200             71,400
                                                              ----------
                                                                323,937
                                                              ----------
    Electrical Equipment        2.1%
       General Electric Co.                    1,300             87,425
                                                              ----------

    Electronics                 2.4%
       ITI Technologies, Inc.                  1,800             45,450
       (b)
       LSI Logic Corp. (b)                     1,300             54,438
                                                              ----------
                                                                 99,888
                                                              ----------
    Entertainment, Leisure &    3.8%
    Gaming
       Gaylord Entertainment                   1,100             27,775
       Co. Class A
       Viacom, Inc. Class B                      800             38,600
       (b)
       Walt Disney Co.                         1,500             90,188
                                                              ----------
                                                                156,563
                                                              ----------
    Food                        1.5%
       Nabisco Holdings Corp.                  2,200             62,150
       Class A
                                                              ----------

                     See Notes to Financial Statements                     3

PHOENIX ENDOWMENT EQUITY PORTFOLIO
-----------------------------------------------------------------------------

                        INVESTMENTS AT NOVEMBER 30, 1995


                                             SHARES             VALUE
                                             --------         ----------
    Healthcare - Drugs          4.4%
       Amgen, Inc. (b)                         1,600            $79,400
       Genzyme Corp.                             700             45,675
       Watson                                  1,200             56,550
       Pharmaceuticals, Inc.
       (b)
                                                              ----------
                                                                181,625
                                                              ----------
    Hospital Management &       7.9%
    Services
       Cerner Corp. (b)                        1,000             26,625
       Columbia/HCA                            1,200             61,950
       Healthcare Corp.
       Manor Care, Inc.                        1,500             48,937
       PhyCor, Inc. (b)                        1,100             49,225
       United Healthcare                       1,200             75,450
       Corp.
       Vencor, Inc. (b)                        2,000             62,000
                                                              ----------
                                                                324,187
                                                              ----------
    Insurance                   7.5%
       Aetna Life & Casualty                   1,300             95,387
       Co.
       American International                    700             62,825
       Group, Inc.
       Cigna Corp.                               700             77,000
       Prudential Reinsurance                  3,500             73,063
       Holdings (b)
                                                              ----------
                                                                308,275
                                                              ----------
    Lodging & Restaurants       3.2%
       Boston Chicken, Inc.                    2,000             69,250
       (b)
       Wendy's International,                  3,000             61,875
       Inc.
                                                              ----------
                                                                131,125
                                                              ----------
    Machinery                   1.1%
       Case Corp.                              1,100             45,925
                                                              ----------

    Medical Products &          1.9%
    Supplies
       Guidant Corp.                             600             22,425
       Medtronic, Inc.                         1,000             54,875
                                                              ----------
                                                                 77,300
                                                              ----------
    Office & Business           4.1%
    Equipment
       Hewlett Packard Co.                       700             58,012
       Sun Microsystems, Inc.                    500             42,063
       (b)
       Xerox Corp.                               500             68,563
                                                              ----------
                                                                168,638
                                                              ----------
    Oil Service & Equipment     2.7%
       Halliburton Co.                         1,500             65,062
       Tidewater, Inc.                           800             22,900
       Western Atlas, Inc. (b)                   500             23,938
                                                              ----------
                                                                111,900
                                                              ----------
    Paper & Forest Products     1.9%
       Kimberly Clark Corp.                    1,000             76,875
                                                              ----------

    Pollution Control           1.1%
       U.S.A. Waste Services,                  2,200             46,200
       Inc. (b)
                                                              ----------

    Retail                      5.6%
       Corporate Express (b)                   2,200             58,850
       Federated Department                    2,300             66,987
       Stores, Inc. (b)
       Home Depot, Inc.                        1,500             66,563
       Office Depot, Inc. (b)                  1,500             36,750
                                                              ----------
                                                                229,150
                                                              ----------




                     See Notes to Financial Statements                     4

PHOENIX ENDOWMENT EQUITY PORTFOLIO
-----------------------------------------------------------------------------

                        INVESTMENTS AT NOVEMBER 30, 1995

                                             SHARES             VALUE
                                             --------         ----------
    Telecommunications          3.8%
    Equipment
       3Com Corp. (b)                          1,000            $45,750
       cisco Systems, Inc. (b)                   700             58,888
       Stratacom, Inc. (b)                       700             52,500
                                                              ----------
                                                                157,138
                                                              ----------
    Textile & Apparel           1.6%
       Nine West Group, Inc.                   1,500             66,562
       (b)
                                                              ----------

    Tobacco                     2.3%
       Philip Morris                           1,100             96,525
       Companies, Inc.
                                                              ----------

    Utility-Telephone           5.7%
       AT&T Corp.                              1,500             99,000
       GTE Corp.                               1,000             42,625
       MCI Communications                      3,500             93,625
       Corp.
                                                              ----------
                                                                235,250
                                                              ----------
    TOTAL COMMON STOCKS
    (Identified cost                                          3,987,962
    $3,552,370)
                                                              ----------


    FOREIGN COMMON STOCKS       3.9%
    Chemicals                   1.3%
       Potash Corp. of                           800            $55,300
       Saskatchewan, Inc.
       (Canada)                                               ----------
    Healthcare - Diversified    2.6%
       Smithkline Beecham PLC                  2,000            106,500
       ADR
       (United Kingdom)                                       ----------
    TOTAL FOREIGN COMMON
    STOCKS
    (Identified cost $148,317)                                  161,800
                                                              ----------

    TOTAL LONG-TERM            100.6%
    INVESTMENTS
    (Identified cost                                          4,149,762
    $3,700,687)
                                                              ----------

                                               PAR
                                              VALUE
                                              (000)
                                             --------
    SHORT-TERM OBLIGATIONS      5.5%
    Federal Agency Securities   5.5%
       Federal Home Loan
       Mortgage
            5.8%, 12-1-95                       $225            225,000
                                                              ----------

    TOTAL SHORT-TERM
    OBLIGATIONS
    (Identified cost $225,000)                                  225,000
                                                              ----------

    TOTAL INVESTMENTS          106.1%
    (Identified cost                                          4,374,762 (a)
    $3,925,687)
    Cash and receivables,      -6.1%                          (253,211)
    less liabilities
                                                              ----------

    NET ASSETS                 100.0%                         $4,121,551
                                                              ==========


    (a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $502,778, and gross depreciation of $57,944 for federal income tax purposes. At November 30, 1995, the aggregate cost of securities for federal income tax purposes was $3,929,928.
    (b)Non-income producing
       ADR-American
       Depository Receipt

                     See Notes to Financial Statements                     5

Phoenix Endowment Equity Portfolio
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 1995


        Assets
        Investment securities at value
          (Identified cost $3,925,687)                               $4,374,762
        Cash                                                                419
        Receivables
          Investment securities sold                                     68,695
          Dividends and interest                                          4,396
          Receivable from adviser                                         4,526
                                                                    ------------
             Total assets                                             4,452,798
                                                                    ------------

        Liabilities
        Payables
          Investment securities purchased                               306,809
          Trustees' fee                                                   4,100
          Investment advisory fee                                         2,512
          Transfer agent fee                                              1,575
          Financial agent fee                                               100
        Accrued expenses                                                 16,151
                                                                    ------------
             Total liabilities                                          331,247
                                                                    ------------
        Net Assets                                                   $4,121,551
                                                                    ============


        Net Assets Consist of:
        Capital paid in on shares of beneficial interest             $3,107,463
        Undistributed net investment income                              10,369
        Accumulated net realized gains                                  554,644
        Net unrealized appreciation                                     449,075
                                                                    ------------
        Net Assets                                                   $4,121,551
                                                                    ============


        Shares of beneficial interest outstanding, $1 par value,
          unlimited authorization                                       316,430

        Net asset value and offering price per share                     $13.03











                        See Notes to Financial Statements                      6

Phoenix Endowment Equity Portfolio
-------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                NOVEMBER 30, 1995

        Investment Income
        Dividends                                                       $54,596
        Interest                                                         23,105
                                                                    ------------
              Total investment income                                    77,701
                                                                    ------------

        Expenses
        Investment advisory fee                                          32,383
        Financial agent fee                                               1,295
        Registration                                                     21,079
        Transfer agent                                                   19,142
        Custodian                                                        16,271
        Professional                                                     15,952
        Trustees                                                         15,669
        Printing                                                          5,011
        Miscellaneous                                                     1,767
                                                                    ------------
              Total expenses                                            128,569
              Less expenses borne by investment adviser                (91,869)
                                                                    ------------
              Net expenses                                               36,700
                                                                    ------------

        Net investment income                                            41,001
                                                                    ------------

        Net Realized and Unrealized Gain (Loss) on Investments
        Net realized gain on securities                                 882,876
        Net unrealized appreciation on investments                      378,110
                                                                    ------------

        Net gain on investments                                       1,260,986
                                                                    ------------

        Net increase in net assets resulting from operations         $1,301,987
                                                                    ============
















                        See Notes to Financial Statements                      7

Phoenix Endowment Equity Portfolio
-------------------------------------------------------------------------------


                                  STATEMENT OF
                              CHANGES IN NET ASSETS




                                                                    Year Ended        Year Ended
                                                                 November 30, 1995  November 30, 1994
     From Operations
        Net investment income                                           $41,001           $78,645
        Net realized gain (loss)                                        882,876         (330,255)
        Net unrealized appreciation (depreciation)                      378,110          (61,391)
                                                                    ------------      ------------
        Increase (decrease) in net assets resulting from              1,301,987         (313,001)
        operations
                                                                    ------------      ------------

     From Distributions to Shareholders
        Net investment income                                          (70,324)          (75,060)
        Net realized gains                                               -               (310,046)
                                                                    ------------      ------------
        Decrease in net assets from distributions to shareholders      (70,324)         (385,106)
                                                                    ------------      ------------

     From Share Transactions
        Proceeds from sales of shares (23,742 and 137,682,              250,000         1,489,900
        respectively)
        Net asset value of shares issued from reinvestment
          of distributions (6,812 and 34,694 shares,                     70,324           363,393
          respectively)
        Cost of shares repurchased
          (168,483 and 163,825 shares, respectively)                (1,873,000)       (1,656,285)
                                                                    ------------      ------------
        (Decrease) increase in net assets from share transactions   (1,552,676)           197,008
                                                                    ------------      ------------

        Net decrease in net assets                                    (321,013)         (501,099)

     Net Assets
        Beginning of period                                           4,442,564         4,943,663
                                                                    ------------      ------------

        End of period (Including undistributed net investment
        income of $10,369 and $36,095, respectively)                 $4,121,551        $4,442,564
                                                                    ============      ============















                        See Notes to Financial Statements                     8

Phoenix Endowment Equity Portfolio

FINANCIAL HIGHLIGHTS
(Selected data for a share outstanding throughout the indicated period)

                                                                                 From
                                               Year               Year         Inception
                                               Ended              Ended        4/1/93 to
                                         November 30, 1995  November 30, 1994  11/30/93
                                         -----------------  -----------------  --------
Net asset value, beginning of period          $ 9.78             $11.09          $10.00
Income from investment operations
Net investment income                           0.11(1)(4)         0.14(1)         0.10(1)
Net realized and unrealized gain (loss)         3.31              (0.73)           1.02
                                                ----              -----            ----

Total from investment operations                3.42              (0.59)           1.12
                                                ----              -----            ----

Less distributions
Dividends from net investment income           (0.17)             (0.14)          (0.03)
Distributions from net realized gains             --              (0.58)             --
                                                ----              -----            ----
Total distributions                            (0.17)             (0.72)          (0.03)
                                                ----              -----            ----

Change in net asset value                       3.25              (1.31)           1.09
                                                ----              -----            ----
Net asset value, end of period                $13.03              $9.78          $11.09
                                              ======              =====          ======

Total return                                   35.35%             -5.77%          11.23%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)         $4,122             $4,443          $4,944
Ratio to average net assets of:
Operating expenses                              0.85%              0.85%           0.85%(2)
Net investment income                           0.95%              1.42%           1.54%(2)
Portfolio turnover                               248%               250%            312%(2)
















(1) Includes reimbursement of operating expenses by investment adviser of $0.24, $0.15 and $0.15, respectively.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding








                       See Notes to Financial Statements                       9

PHOENIX MULTI-PORTFOLIO FUND
ENDOWMENT EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
November 30, 1995

1.     SIGNIFICANT ACCOUNTING POLICIES
      The Phoenix Multi-Portfolio Fund ("the Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, the Trust includes seven Portfolios: Endowment Equity Portfolio, Diversified Income Portfolio, Tax-Exempt Bond Portfolio, International Portfolio, Capital Appreciation Portfolio, Emerging Markets Bond Portfolio and Real Estate Securities Portfolio. This report only covers the Endowment Equity Portfolio (the "Portfolio").

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A.     Security valuation:
      Equity securities traded on an exchange or quoted on the over-the-counter market are valued at the last sale price or if there had been no sale that day, at the last bid price.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B.     Security transactions and related income:
      Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses are determined on the identified cost basis.

C.     Income taxes:
      The Portfolio is treated as a separate taxable entity. It is the policy of the Portfolio to comply with the requirements of the Internal Revenue Code (the
Code), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Portfolio intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D.     Distributions to shareholders:
      Distributions are recorded by the Portfolio on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


2.     INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
      As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect less than wholly-owned subsidiary of Phoenix Home Life Insurance Company ("PHL") is entitled to a fee, based on an annual rate of 0.75% of the average daily net assets of the Endowment Equity Portfolio. The Adviser has agreed to reimburse the Endowment Equity Portfolio to the extent that expenses exceed 0.85% of the average daily net assets.

PHOENIX MULTI-PORTFOLIO FUND
ENDOWMENT EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
November 30, 1995 (Continued)

2.     INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS (continued)

      As Financial Agent to the Trust and to the Portfolio, Phoenix Equity Planning Corporation ("PEPCO"), receives a fee at an annual rate of 0.03% of the average daily net assets for bookkeeping, administrative and pricing services.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended November 30, 1995, the Portfolio's transfer agent fees were $19,142 which were all paid to State Street.

3.     PURCHASE AND SALE OF SECURITIES
      Purchases and sales of securities during the year ended November 30, 1995 (excluding U.S. Government securities and short-term securities) were $9,653,067 and $10,188,254, respectively.

      There were no purchases or sales of U.S. Government securities.

4.     OTHER
      As of November 30, 1995, the Endowment Equity Portfolio had three shareholders who each individually owned more than 10% of shares outstanding, none of whom are affiliated with PHL. In the aggregate, these shareholders owned approximately 90% of shares outstanding.

5.     RECLASS OF CAPITAL ACCOUNTS
      In accordance with accounting pronouncements, the Portfolio has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Portfolio and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of November 30, 1995, the Portfolio has increased undistributed net investment income by $3,597 and decreased accumulated net realized gains by $3,597.












This report is not authorized for distribution to prospective investors in the Phoenix Endowment Equity Portfolio unless preceded or accompanied by an effective prospectus which includes information concerning the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP

To the Trustees and Shareholders of
Phoenix Endowment Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Endowment Equity Portfolio (the "Fund") at November 30, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers (and the application of alternative procedures where confirmations from brokers were not received), provide a reasonable basis for the opinion expressed above.







Boston, Massachusetts
January 16, 1996

PHOENIX ENDOWMENT EQUITY PORTFOLIO
101 Munson Street
Greenfield, MA  01301

Trustees                                    Principal Underwriter
C. Duane Blinn                              Phoenix Equity Planning Corporation
Robert Chesek                               100 Bright Meadow Boulevard
E. Virgil Conway                            P. O. Box 2200
Harry Dalzell-Payne                         Enfield, CT  06083-2200
Leroy Keith, Jr.
Philip R. McLoughlin                        Custodian
James M. Oates                              State Street Bank and Trust Company
Philip R. Reynolds                          P. O. Box 351
Herbert Roth, Jr.                           Boston, MA  02101
Richard E. Segerson
Lowell P. Weicker, Jr.                      Transfer Agent
                                            Phoenix Equity Planning Corporation
Officers                                    100 Bright Meadow Boulevard
Philip R. McLoughlin, President             P. O. Box 2200
Martin J. Gavin, Executive Vice President   Enfield, CT  06083-2200
Michael E. Haylon, Executive Vice President
William J. Newman, Senior Vice President    Legal Counsel
David L. Albrycht, Vice President           Jorden, Burt, Berenson & Johnson LLP
Curtiss O. Barrows, Vice President          Suite 400 East
James M. Dolan, Vice President              1025 Thomas Jefferson Street, N.W.
Jeanne H. Dorey, Vice President             Washington, D.C.  20007-0805
Peter S. Lannigan, Vice President
Thomas S. Melvin, Jr., Vice President       Independent Accountants
William R. Moyer, Vice President            Price Waterhouse LLP
Scott C. Noble, Vice President              160 Federal Street
Barbara Rubin, Vice President               Boston, MA  02110
Leonard J. Saltiel, Vice President
James D. Wehr, Vice President
John T. Wilson, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT  06115-0480